Putnam
Managed
High Yield
Trust

SEMIANNUAL REPORT ON PERFORMANCE AND OUTLOOK

11-30-01

[SCALE LOGO OMITTED]

FROM THE TRUSTEES

[GRAPHIC OMITTED: PHOTO OF JOHN A. HILL AND GEORGE PUTNAM III]

Dear Shareholder:

High-yield securities proved fairly resilient in a turbulent market that severely tested most equity portfolios during the six months ended November 30, 2001. Despite two difficult months for high-yield bonds, namely June and September, your fund's management team took a number of steps to stem the market's volatility, and your fund performed well in comparison to its peers during the six-month period.

As they explain in the accompanying report, Fund Manager Rosemary Thomsen and the Credit Team constantly made portfolio adjustments throughout the period in response to shifting industry sector prospects and changing market conditions. Several industry sectors managed to withstand the market volatility, and the portfolio's diversity and focus on industries with more stable cash flows helped mitigate the effects of the market's downward pull.

As the fund begins the second half of its fiscal year, the management team sees reason for optimism despite the prospects of continued market volatility as the global economy works its way back to health.

Respectfully yours,

/S/ JOHN A. HILL                   /S/ GEORGE PUTNAM, III

John A. Hill                       George Putnam, III
Chairman of the Trustees           President of the Funds
January 9, 2002


REPORT FROM FUND MANAGEMENT

Rosemary H. Thomsen
and the Credit Team

Over the first six months of Putnam Managed High Yield Trust's 2002 fiscal year, which ended November 30, 2001, the environment for high-yield bonds was characterized by significant volatility, high default rates, and continued economic slowing. The semiannual period also fell squarely in the midst of one of the most dramatic periods of Federal Reserve monetary easing ever, which transformed the yield curve from flat to steep in under 12 months. Your fund's returns at both net asset value and market value reflected the challenges of this volatile period. The larger negative return at market price reflected the difficult psychological conditions that existed in the weeks after September 11. However, we believe that the strategies we employed during this challenging period were beneficial for shareholders, and the fund performed well in comparison to many of its peers.

Total return for 6 months ended 11/30/01

                 NAV            Market price
-----------------------------------------------------------------------
               -1.96%             -6.82%
-----------------------------------------------------------------------

Past performance is not indicative of future results. Performance based on market prices for the shares will vary from performance based on the portfolio's net asset value. Performance information for longer periods begins on page 6.

* A VOLATILE YEAR FOR THE HIGH-YIELD MARKET

Any discussion of high-yield market conditions in 2001 becomes "a tale of two markets," consisting of wireline telecommunications, a sector that has had significant negative returns, and the remaining industry sectors, which experienced some positive developments. These other sectors, many of which are more economically cyclical in nature, performed fairly well during six volatile months. Telecommunications has been hurt by a number of factors that have been discussed in past reports, including overexpansion, a severe slowdown in the industry, and, as a result, high default rates among issuers. After having dominated the market a few years ago, the telecom sector now represents a smaller, much less significant weighting within the high-yield universe.


[GRAPHIC OMITTED: horizontal bar chart TOP INDUSTRY SECTORS]

TOP INDUSTRY SECTORS*

Basic materials                 11.5%

Communication
services                        10.4%

Cable television                 8.3%

Gaming                           6.3%

Broadcasting                     5.3%

Footnote reads:
*Based on net assets as of 11/30/01. Holdings will vary over time.


The other industry sectors in high-yield that are important to this fund -- including cable television, broadcasting, gaming, chemicals, and automotive -- have benefited from several favorable events that occurred during the calendar year. First, the Treasury yield curve changed from a relatively flat shape, with not much difference between short- and long-term yields, to a much steeper one, over a relatively short period of time. This steepening occurred as a result of an almost unprecedented period of Fed easing. Between January and November 2001, the Fed lowered short-term rates 10 times, for a total 4.5% reduction. As this report was being written, the Fed cut rates an additional quarter-point, bringing the federal funds rate to 1.75%, its lowest level in four decades. A steep yield curve is beneficial for the high-yield bond market, because it induces investors seeking greater returns to take on more risk.

Despite these positive developments, the high-yield market remained volatile throughout most of the period. Uncertainty about the health of the U.S. economy influenced investors, and as default rates rose, high-yield bond prices declined. The market had a particularly difficult month in June, but recovered somewhat in July and August. Then, in September, high-yield bonds, like all asset classes with any risk attached, experienced a significant short-term decline as a result of the aftershocks of the terrorist attacks. Investors fled almost exclusively to short-term U.S. Treasuries in the weeks after the attacks. High-yield credit spreads, the yield difference between high-yield bonds and Treasuries, exceeded 10 full percentage points for only the second time in history -- the first time was in October 1990.

October and November brought a measure of relief to high-yield investors, as the concerns about the economy and the financial markets immediately after the attacks began to appear overblown. In fact, most analysts now believe that the economy's downturn began well over a year ago and was accelerated by the September 11 aftermath. Cyclical industries, in particular, performed well in October and November and by November 30, the high-yield market had recovered a substantial amount of the short-term declines it incurred in late September.

* MANAGEMENT STRATEGIES HELPED PERFORMANCE

Going into the semiannual period, the fund was somewhat defensively positioned, with relatively low exposure to telecommunications. We had been working to reduce telecom holdings throughout 2000, and the portfolio's industry weighting had come down a great deal by May 2001. This strategy of maintaining a low weighting in telecom -- even during an extraordinary rally earlier in 2001 -- paid off in June, as the telecom sector deteriorated further.


"The combination of the highest bond default rates since the early 1990s and declining initial claims for unemployment benefits provide positive news for the high-yield [bond] market."

-- Kevin Cronin, Chief Investment Officer, Putnam Fixed-Income Department,
   The New York Times, November 28, 2001

Going into September, the fund was positioned quite defensively and this helped when the market dropped. We had increased the credit quality in the fund during calendar 2000, adding more BB-rated bonds, and kept credit quality higher for the first nine months of 2001. The fund was well diversified across a range of industries outside of telecommunications that performed well up until September 11, including health care, which saw particularly strong performance. In October and November, we increased weightings in some of the beaten-down sectors, such as media, cable, broadcasting, and gaming. This was a contrarian strategy, as there were few buyers in the market at this point, and the decision paid off when the market recovered at the end of the period.


[GRAPHIC OMITTED: TOP 10 HOLDINGS]

TOP 10 HOLDINGS

PSF Holdings LLC Class A
Basic materials

Echostar Broadband Corp.,
senior notes, 10.375%, 2007
Cable television

Trump Castle Funding, Inc.,
subordinated notes, 10.25%, 2003
Gaming

Allied Waste Industries, Inc.,
company guaranty, series B, 10%, 2009
Commercial and consumer services

Paxson Communications Corp.,
13.25%, cumulative preferred
Broadcasting

CSC Holdings, Inc.,
Series M, $11.125 cumulative preferred
Cable television

HMH Properties, Inc.,
company guaranty, series B, 7.875%, 2008
Lodging

Southland Corp.,
debentures, series A, 4.5%, 2004
Retail

AES Corp. (The),
senior notes, 9.375%, 2010
Utilities

GS Escrow Corp.,
senior notes, 7.125%, 2005
Financial

Footnote reads:
These holdings represent 9.2% of the fund's net assets as of 11/30/01. Portfolio holdings will vary over time.


While we have remained fairly neutral in terms of industry weightings -- not taking any major bets -- the fund was overweighted in the wireless industry as of November 30, with holdings in Nextel, Dobson Communications, and a number of Sprint affiliates. The wireless industry is showing impressive growth, benefiting from increases in subscribers, growing usage per subscriber, and greater use of additional services, such as paging, email, and other Internet services. The wireless sector now represents approximately 6% of the high-yield market, and we believe the industry has the potential to perform well. (While these holdings and others discussed in this report were viewed favorably at the end of the fiscal period, all holdings are subject to review and adjustment in accordance with the fund's investment strategy and may well vary in the future.)

* OUTLOOK OF CAUTIOUS OPTIMISM FOR 2002

We continue to be positive on the prospects for high-yield bonds. High yields and comparatively wide credit spreads indicate that the market is attractively valued. We believe that the fiscal and monetary stimulus should result in an economic recovery and should also improve credit quality and the prospects for high-yield issuers. We expect that the yield curve will continue to be steep, which should be a positive factor for the high-yield market. Finally, money seems to be flowing back into the high-yield sector, and by all accounts high-yield mutual funds are holding high levels of cash that will eventually have to be invested. With these positive macroeconomic factors as a backdrop, we believe high-yield bonds have the potential to deliver attractive returns in the coming year.

We expect the high-yield market to continue to be volatile and susceptible to geopolitical events (as is the case with other asset classes in the capital markets). We have taken advantage of the weak market after September 11 and do not believe that this is a time to be overly defensive. Having said that, we will continue our strategy of keeping the fund broadly diversified to protect against further market volatility, but we believe it is currently well positioned to benefit from the economic recovery we are anticipating.

The views expressed here are exclusively those of Putnam Management. They are not meant as investment advice. Although the described holdings were viewed favorably as of 11/30/01, there is no guarantee the fund will continue to hold these securities in the future. The lower credit ratings of high-yield bonds reflect a greater possibility that adverse changes in the economy or poor performance by the issuers of these bonds may affect the issuers' ability to pay principal and interest.


NEWS FROM THE TRUSTEES

In July 2001, we welcomed Charles B. Curtis to Putnam's Board of Trustees. He brings an impressive list of credentials that include several key positions in Washington and directorships in education and energy-related industries. We look forward to the contributions Charles will make to the continued success of the Putnam funds.


PUTNAM'S POLICY ON DUPLICATE MAILINGS

In response to investors' requests, the SEC has modified mailing regulations for proxy statements, semiannual and annual reports and prospectuses. Putnam is now able to send a single copy of these materials to customers who share the same address. This change will automatically apply to all shareholders except those who notify us. If you would prefer to receive your own copy, please call Putnam at 1-800-225-1581.


PERFORMANCE SUMMARY

This section provides information about your fund's performance, which should always be considered in light of its investment strategy. Putnam Managed High Yield Trust is designed for investors seeking high current income with a secondary objective of capital growth.

TOTAL RETURN FOR PERIODS ENDED 11/30/01

                            Market   CSFB High Yield   Consumer
                    NAV      price       Index        price index
-------------------------------------------------------------------------------
6 months          -1.96%    -6.82%      -0.20%           0.06%
-------------------------------------------------------------------------------
1 year             2.98     14.75        7.84            1.95
-------------------------------------------------------------------------------
5 years            6.47     15.45       19.52           11.91
Annual average     1.26      2.91        3.63            2.28
-------------------------------------------------------------------------------
Life of fund
(since 6/25/93)   48.67     50.19       63.93           22.99
Annual average     4.82      4.94        6.05            2.49
-------------------------------------------------------------------------------

Past performance is no assurance of future results. More recent returns may be more or less than those shown. They do not take into account any adjustment for taxes payable on reinvested distributions. Investment returns, net asset value, and market price will fluctuate so that an investor's shares when redeemed may be worth more or less than their original cost.

PRICE AND DISTRIBUTION INFORMATION 6 MONTHS ENDED 11/30/01

-------------------------------------------------------------------------------
Distributions
-------------------------------------------------------------------------------
Number                                         6
-------------------------------------------------------------------------------
Income                                      $0.527
-------------------------------------------------------------------------------
Capital gains                                  --
-------------------------------------------------------------------------------
  Total                                     $0.527
-------------------------------------------------------------------------------
Share value:                           NAV        Market price
-------------------------------------------------------------------------------
5/31/01                                $9.49         $10.800
-------------------------------------------------------------------------------
11/30/01                                8.82           9.540
-------------------------------------------------------------------------------
Current return (end of period)
-------------------------------------------------------------------------------
Current
dividend
rate 1                                 11.16%          10.31%
-------------------------------------------------------------------------------

1 Most recent distribution, excluding capital gains, annualized and divided by NAV or market price at end of period.

TOTAL RETURN FOR PERIODS ENDED 12/31/01 (most recent calendar quarter)

                                              NAV          Market price
-------------------------------------------------------------------------------
6 months                                    -0.25%           -5.02%
-------------------------------------------------------------------------------
1 year                                       1.69             0.03
-------------------------------------------------------------------------------
5 years                                      4.94             7.37
Annual average                               0.97             1.43
-------------------------------------------------------------------------------
Life of fund
(since 6/25/93)                             48.54            44.69
Annual average                               4.75             4.43
-------------------------------------------------------------------------------

Past performance is no assurance of future results. More recent returns may be more or less than those shown. They do not take into account any adjustment for taxes payable on reinvested distributions. Investment returns, net asset value, and market price will fluctuate so that an investor's shares when sold may be worth more or less than their original cost.


TERMS AND DEFINITIONS

Total return shows how the value of the fund's shares changed over time, assuming you held the shares through the entire period and reinvested all distributions in the fund.

Net asset value (NAV) is the value of all your fund's assets, minus any liabilities, divided by the number of outstanding common shares.

Market price is the current trading price of one share of the fund. Market prices are set by transactions between buyers and sellers on the New York Stock Exchange.


COMPARATIVE BENCHMARKS

Consumer price index (CPI) is a commonly used measure of inflation; it does not represent an investment return.

Credit Suisse First Boston (CSFB) High Yield Index is an unmanaged list of lower-rated higher-yielding U.S. corporate bonds. The index assumes reinvestment of all distributions and interest payments and does not take into account brokerage fees or taxes. Securities in the fund do not match those in the index and performance of the fund will differ. It is not possible to invest directly in an index.


A GUIDE TO THE FINANCIAL STATEMENTS

These sections of the report, as well as the accompanying Notes, constitute the fund's financial statements.

The fund's portfolio lists all the fund's investments and their values as of the last day of the reporting period. Holdings are organized by asset type and industry sector, country, or state to show areas of concentration and diversification.

Statement of assets and liabilities shows how the fund's net assets and share price are determined. All investment and noninvestment assets are added together. Any unpaid expenses and other liabilities are subtracted from this total. The result is divided by the number of shares to determine the net asset value per share, which is calculated separately for each class of shares. (For funds with preferred shares, the amount subtracted from total assets includes the net assets allocated to remarketed preferred shares.)

Statement of operations shows the fund's net investment gain or loss. This is done by first adding up all the fund's earnings -- from dividends and interest income -- and subtracting its operating expenses to determine net investment income (or loss). Then, any net gain or loss the fund realized on the sales of its holdings -- as well as any unrealized gains or losses over the period -- is added to or subtracted from the net investment result to determine the fund's net gain or loss for the fiscal period.

Statement of changes in net assets shows how the fund's net assets were affected by distributions to shareholders and by changes in the number of the fund's shares. It lists distributions and their sources (net investment income or realized capital gains) over the current reporting period and the most recent fiscal year-end. The distributions listed here may not match the sources listed in the Statement of operations because the distributions are determined on a tax basis and may be paid in a different period from the one in which they were earned.

Financial highlights provide an overview of the fund's investment results, per-share distributions, expense ratios, net investment income ratios and portfolio turnover in one summary table, reflecting the five most recent reporting periods. In a semiannual report, the highlight table also includes the current reporting period. For open-end funds, a separate table is provided for each share class.



THE FUND'S PORTFOLIO
November 30, 2001(Unaudited)

CORPORATE BONDS AND NOTES (80.5%) (a)
PRINCIPAL AMOUNT                                                                                              VALUE
Basic Materials (10.1%)
-------------------------------------------------------------------------------------------------------------------
$           150,000 Acetex Corp. 144A sr. notes 10 7/8s, 2009 (Canada)                               $      147,750
            160,000 AEP Industries, Inc. sr. sub. notes 9 7/8s, 2007                                        152,000
             50,000 Airgas, Inc. company guaranty 9 1/8s, 2011                                               54,000
            120,000 AK Steel Corp. company guaranty 7 7/8s, 2009                                            120,600
            100,000 AK Steel Corp. sr. notes 9 1/8s, 2006                                                   104,250
            180,000 ARCO Chemical Co. deb. 9.8s, 2020                                                       172,800
             80,000 Armco, Inc. sr. notes 8 7/8s, 2008                                                       77,200
             50,000 Avecia Group PLC company guaranty 11s, 2009
                    (United Kingdom)                                                                         48,000
            220,000 Better Minerals & Aggregates Co. company guaranty
                    13s, 2009                                                                               183,700
             90,000 Centaur Mining & Exploration company guaranty
                    11s, 2007 (Australia) (In default) (NON)                                                  9,000
            110,000 Compass Minerals Group, Inc. 144A sr. sub. notes
                    10s, 2011                                                                               116,050
             80,000 Doe Run Resources Corp. company guaranty Ser. B,
                    11 1/4s, 2005                                                                            23,200
             20,000 Doe Run Resources Corp. company guaranty Ser. B,
                    11 1/4s, 2005                                                                             7,200
             50,000 Doe Run Resources Corp. FRN Ser. B, 9.38s, 2003                                          14,000
             60,000 Doman Industries, Ltd. company guaranty 12s, 2004
                    (Canada)                                                                                 51,150
            210,000 Doman Industries, Ltd. sr. notes 8 3/4s, 2004 (Canada)                                   39,900
            330,000 Equistar Chemicals LP/Equistar Funding Corp.
                    company guaranty 10 1/8s, 2008                                                          337,280
            180,000 Four M Corp. sr. notes Ser. B, 12s, 2006                                                170,100
             60,000 Gaylord Container Corp. sr. notes Ser. B, 9 3/4s, 2007                                   48,600
             20,000 Gaylord Container Corp. sr. notes Ser. B, 9 3/8s, 2007                                   16,200
             90,000 Gaylord Container Corp. sr. sub. notes 9 7/8s, 2008                                      29,700
             30,000 Georgia Gulf Corp. company guaranty 10 3/8s, 2007                                        31,050
            330,000 Hercules, Inc. 144A company guaranty 11 1/8s, 2007                                      339,900
            220,000 Huntsman Corp. 144A sr. sub. notes 9 1/2s, 2007                                          24,200
            370,000 Huntsman ICI Chemicals, Inc. company guaranty
                    10 1/8s, 2009                                                                           344,100
            140,000 IMC Global, Inc. 144A sr. notes 10 7/8s, 2008                                           151,964
            260,000 ISP Chemco, Inc. 144A sr. sub. notes 10 1/4s, 2011                                      269,750
             90,000 ISP Chemco, Inc. 144A sr. sub. notes 10 1/4s, 2011                                       93,375
             40,000 ISP Holdings, Inc. sr. notes Ser. B, 9s, 2003                                            40,600
             10,000 Kaiser Aluminum & Chemical Corp. sr. notes Ser. B,
                    10 7/8s, 2006                                                                             9,050
            305,000 Kaiser Aluminum & Chemical Corp. sr. sub. notes
                    12 3/4s, 2003                                                                           227,225
            195,000 LTV Corp. (The) company guaranty 11 3/4s, 2009
                    (In default) (NON)                                                                        1,950
            190,000 LTV Corp. (The) 144A company guaranty 8.2s, 2007
                    (In default) (NON)                                                                          238
            200,000 Lyondell Chemical Co. sec. notes Ser. B, 9 7/8s, 2007                                   202,500
             60,000 Lyondell Chemical Co. 144A sec. notes 9 1/2s, 2008                                       60,600
            200,000 Millenium America, Inc. company guaranty 9 1/4s, 2008                                   207,500
            160,000 Morrison Knudsen Corp. 144A sr. notes 11s, 2010
                    (In default) (NON)                                                                       16,000
             80,000 National Steel Corp. 1st mtge. Ser. D, 9 7/8s, 2009                                      21,200
             70,000 Noveon, Inc. company guaranty Ser. B, 11s, 2011                                          72,800
             90,000 Oregon Steel Mills 1st mtge. 11s, 2003                                                   88,650
             50,000 Owens-Illinois, Inc. deb. 7.8s, 2018                                                     40,000
             20,000 Owens-Illinois, Inc. deb. 7 1/2s, 2010                                                   17,400
             10,000 Owens-Illinois, Inc. sr. notes 7.15s, 2005                                                9,050
             32,000 P&L Coal Holdings Corp. company guaranty Ser. B,
                    9 5/8s, 2008                                                                             34,480
            200,000 Pacifica Papers, Inc. sr. notes 10s, 2009 (Canada)                                      216,000
            500,000 PCI Chemicals & Pharmaceuticals company guaranty
                    9 1/4s, 2007 (Canada) (In default) (NON)                                                180,625
            250,000 Pioneer Americas Acquisition company guaranty
                    9 1/4s, 2007 (In default) (NON)                                                          62,500
             80,000 Pliant Corp. company guaranty 13s, 2010                                                  81,600
             90,000 Polymer Group, Inc. company guaranty Ser. B, 9s, 2007                                    27,000
             40,000 Polymer Group, Inc. company guaranty Ser. B,
                    8 3/4s, 2008                                                                             11,600
            100,000 Potlatch Corp. 144A sr. sub. notes 10s, 2011                                            106,560
            220,000 Premium Standard Farms, Inc. sr. notes 9 1/4s, 2011                                     228,800
            365,000 Riverwood International Corp. company guaranty
                    10 7/8s, 2008                                                                           374,125
             20,000 Riverwood International Corp. company guaranty
                    10 5/8s, 2007                                                                            21,300
            160,000 Royster-Clark, Inc. 1st mtge. 10 1/4s, 2009                                             108,800
             30,000 Sterling Chemicals Holdings sr. disc. notes
                    13 1/2s, 2008 (In default) (NON)                                                            338
            170,000 Sterling Chemicals, Inc. company guaranty Ser. B,
                    12 3/8s, 2006 (In default) (NON)                                                        141,100
             30,000 Stone Container Corp. sr. notes 12.58s, 2016                                             31,050
            170,000 Stone Container Corp. sr. notes 9 3/4s, 2011                                            182,750
            140,000 Stone Container Corp. sr. notes 9 1/4s, 2008                                            148,050
             80,000 Stone Container Corp. 144A company guaranty
                    11 1/2s, 2006 (Canada)                                                                   84,800
            170,000 Tembec Industries, Inc. company guaranty
                    8 1/2s, 2011 (Canada)                                                                   176,800
             40,000 Texas Petrochemical Corp. sr. sub. notes Ser. B,
                    11 1/8s, 2006                                                                            32,800
            140,000 United States Steel, LLC 144A company guaranty
                    10 3/4s, 2008                                                                           137,900
            140,000 WCI Steel, Inc. sr. notes Ser. B, 10s, 2004                                              82,600
             20,000 Weirton Steel Co. 144A sr. notes 10 3/4s, 2005                                            3,000
            120,000 Wheeling-Pittsburgh Steel Corp. sr. notes 9 1/4s, 2007
                    (In default) (NON)                                                                        3,600
             80,000 WHX Corp. sr. notes 10 1/2s, 2005                                                        40,000
                                                                                                      -------------
                                                                                                          6,709,960

Broadcasting (4.3%)
-------------------------------------------------------------------------------------------------------------------
            190,000 Acme Television company guaranty 10 7/8s, 2004                                          182,400
             60,000 Allbritton Communications Co. sr. sub. notes Ser. B,
                    8 7/8s, 2008                                                                             62,400
            206,700 AMFM Operating, Inc. deb. 12 5/8s, 2006 (PIK)                                           223,236
              9,407 Australis Media, Ltd. sr. disc. notes 15 3/4s, 2003
                    (Australia) (In default) (NON) (PIK)                                                          1
             70,000 Belo Corp. sr. unsub. notes 8s, 2008                                                     71,117
            140,000 Benedek Communications Corp. sr. disc. notes
                    13 1/4s, 2006 (In default) (NON)                                                         82,600
             80,000 British Sky Broadcasting PLC company guaranty
                    8.2s, 2009 (United Kingdom)                                                              83,656
            180,000 British Sky Broadcasting PLC company guaranty
                    6 7/8s, 2009 (United Kingdom)                                                           174,746
             70,000 CD Radio, Inc. sec. notes 14 1/2s, 2009                                                  26,600
            140,000 Chancellor Media Corp. company guaranty 8s, 2008                                        147,000
             80,000 Emmis Communications Corp. sr. disc. notes
                    stepped-coupon zero % (12 1/2s, 3/15/06), 2011 (STP)                                     45,600
            220,000 Fox Family Worldwide, Inc. sr. disc. notes
                    stepped-coupon zero % (10 1/4s, 11/1/02), 2007 (STP)                                    220,000
            195,000 Fox Family Worldwide, Inc. sr. notes 9 1/4s, 2007                                       212,550
             70,000 Fox/Liberty Networks, LLC sr. notes 8 7/8s, 2007                                         74,200
             20,000 Granite Broadcasting Corp. sr. sub. notes 9 3/8s, 2005                                   13,200
             90,000 Granite Broadcasting Corp. sr. sub. notes 8 7/8s, 2008                                   63,000
             10,000 Knology Holdings, Inc. sr. disc. notes stepped-coupon
                    zero % (11 7/8s, 10/15/02), 2007 (STP)                                                    4,500
             50,000 LIN Holdings Corp. sr. disc. notes stepped-coupon
                    zero % (10s, 3/1/03), 2008 (STP)                                                         30,000
             20,000 LIN Holdings Corp. sr. disc. notes stepped-coupon
                    zero % (10s, 3/1/03), 2008 (STP)                                                         12,000
            190,000 LIN Television Corp. company guaranty 8 3/8s, 2008                                      180,500
             30,000 News America, Inc. sr. notes 6 5/8s, 2008                                                30,179
            350,375 Quorum Broadcast Holdings, LLC notes
                    stepped-coupon zero % (15s, 5/15/06), 2009
                    (acquired 5/15/01, cost $139,227) (RES) (STP)                                           139,239
             30,000 Sinclair Broadcast Group, Inc. company guaranty
                    9s, 2007                                                                                 30,450
             50,000 Sinclair Broadcast Group, Inc. sr. sub. notes 10s, 2005                                  51,500
            130,000 Sinclair Broadcast Group, Inc. sr. sub. notes
                    8 3/4s, 2007                                                                            130,650
             60,000 Sinclair Broadcast Group, Inc. 144A sr. sub. notes
                    8 3/4s, 2011                                                                             60,600
            130,000 XM Satellite Radio Holdings, Inc. sec. notes 14s, 2010                                   85,800
            310,000 Young Broadcasting, Inc. company guaranty 10s, 2011                                     299,150
             30,000 Young Broadcasting, Inc. company guaranty Ser. B,
                    8 3/4s, 2007                                                                             27,600
             50,000 Young Broadcasting, Inc. 144A sr. notes 8 1/2s, 2008                                     51,000
                                                                                                      -------------
                                                                                                          2,815,474

Building Materials (0.6%)
-------------------------------------------------------------------------------------------------------------------
             50,000 Atrium Companies, Inc. company guaranty Ser. B,
                    10 1/2s, 2009                                                                            44,000
             60,000 Building Materials Corp. company guaranty 8s, 2008                                       43,800
            120,000 Dayton Superior Corp. company guaranty 13s, 2009                                        124,200
             80,000 NCI Building Systems, Inc. sr. sub. notes Ser. B,
                    9 1/4s, 2009                                                                             76,000
             70,000 Nortek, Inc. sr. notes Ser. B, 8 7/8s, 2008                                              69,475
             10,000 Nortek, Inc. sr. sub. notes Ser. B, 9 7/8s, 2011                                          9,600
             30,000 Nortek, Inc. 144A sr. notes Ser. B, 9 1/8s, 2007                                         29,550
                                                                                                      -------------
                                                                                                            396,625

Cable Television (7.1%)
-------------------------------------------------------------------------------------------------------------------
             50,000 Adelphia Communications Corp. sr. notes
                    10 7/8s, 2010                                                                            52,000
            370,000 Adelphia Communications Corp. sr. notes
                    10 1/4s, 2011                                                                           375,550
             60,000 Adelphia Communications Corp. sr. notes
                    10 1/4s, 2006                                                                            62,025
            120,000 Adelphia Communications Corp. sr. notes 7 7/8s, 2009                                    112,800
            380,000 Adelphia Communications Corp. sr. notes Ser. B,
                    9 7/8s, 2007                                                                            377,150
             80,000 Adelphia Communications Corp. sr. notes Ser. B,
                    7 3/4s, 2009                                                                             74,400
            160,000 Century Communications Corp. sr. notes 8 7/8s, 2007                                     155,200
             60,000 Century Communications Corp. sr. notes 8 3/8s, 2007                                      57,000
            120,000 Charter Communications Holdings, LLC sr. disc. notes
                    stepped-coupon zero % (13 1/2s, 1/15/06), 2011 (STP)                                     82,200
            300,000 Charter Communications Holdings, LLC sr. disc. notes
                    stepped-coupon zero % (11 3/4s, 5/15/06), 2011 (STP)                                    193,500
            120,000 Charter Communications Holdings, LLC sr. disc. notes
                    stepped-coupon zero % (9.92s, 4/1/04), 2011 (STP)                                        90,000
            340,000 Charter Communications Holdings, LLC sr. notes
                    11 1/8s, 2011                                                                           365,500
             30,000 Charter Communications Holdings, LLC sr. notes
                    10 3/4s, 2009                                                                            32,250
             30,000 Charter Communications Holdings, LLC sr. notes
                    10s, 2009                                                                                31,500
            280,000 Charter Communications Holdings, LLC sr. notes
                    8 5/8s, 2009                                                                            275,800
             30,000 Charter Communications Holdings, LLC sr. notes
                    8 1/4s, 2007                                                                             29,400
             50,000 CSC Holdings, Inc. sr. sub. deb. 9 7/8s, 2013                                            53,500
            100,000 Diamond Cable Communication PLC sr. disc. notes
                    11 3/4s, 2005 (United Kingdom)                                                           40,000
            775,000 Diamond Cable Communication PLC sr. disc. notes
                    stepped-coupon zero % (10 3/4s, 2/15/02), 2007
                    (United Kingdom) (STP)                                                                  286,750
            440,000 Diva Systems Corp. sr. disc. notes stepped-coupon
                    Ser. B, zero % (12 5/8s, 3/1/03), 2008 (STP)                                             70,400
            760,000 Echostar Broadband Corp. sr. notes 10 3/8s, 2007                                        817,000
            110,000 Insight Communications Company, Inc. sr. disc. notes
                    stepped-coupon zero % (12 1/4s, 2/15/06), 2011 (STP)                                     66,000
            130,000 Insight Midwest LP/Insight Capital, Inc. sr. notes
                    10 1/2s, 2010                                                                           142,350
             50,000 International Cabletel, Inc. sr. disc. notes 11 1/2s, 2006                               17,500
            500,000 NTL Communications Corp. sr. notes Ser. B,
                    11 7/8s, 2010                                                                           190,000
            110,000 NTL Communications Corp. sr. notes Ser. B,
                    11 1/2s, 2008                                                                            41,800
             20,000 NTL Communications Corp. sr. notes stepped-coupon
                    Ser. B, zero % (12 3/8s, 10/1/03), 2008 (STP)                                             5,000
            100,000 ONO Finance PLC sr. notes 13s, 2009
                    (United Kingdom)                                                                         77,000
             35,000 Pegasus Communications Corp. sr. notes 12 1/2s, 2007                                     35,000
            130,000 Pegasus Satellite sr. notes 12 3/8s, 2006                                               130,000
             52,000 RCN Corp. sr. disc. notes stepped-coupon Ser. B,
                    zero % (9.8s, 2/15/03), 2008 (STP)                                                       14,170
             30,000 Rogers Cablesystems, Ltd. deb. 10 1/8s, 2012 (Canada)                                    31,500
             30,000 Rogers Cablesystems, Ltd. notes 11s, 2015 (Canada)                                       33,900
             20,000 Rogers Cablesystems, Ltd. sr. notes Ser. B, 10s, 2005
                    (Canada)                                                                                 21,700
            130,000 Rogers Cablesystems, Ltd. sr. sub. notes 8.8s, 2007
                    (Canada)                                                                                126,750
            190,000 Supercanal Holdings SA 144A sr. notes 11 1/2s, 2005
                    (Argentina) (In default) (NON)                                                            9,500
            120,000 TeleWest Communications PLC deb. 11s, 2007
                    (United Kingdom)                                                                         99,600
            146,000 United Pan-Europe NV sr. disc. notes 12 1/2s, 2009
                    (Netherlands)                                                                            13,870
            190,000 United Pan-Europe NV sr. disc. notes stepped-coupon
                    zero % (13 3/4s, 2/1/05), 2010 (Netherlands) (STP)                                       17,100
             70,000 United Pan-Europe NV sr. disc. notes stepped-coupon
                    zero % (12 1/2s, 8/1/04), 2009 (Netherlands) (STP)                                        6,300
                                                                                                      -------------
                                                                                                          4,712,965

Capital Goods (4.1%)
-------------------------------------------------------------------------------------------------------------------
            100,000 Applied Extrusion Technologies, Inc. company guaranty
                    Ser. B, 10 3/4s, 2011                                                                   106,500
             80,000 Argo-Tech Corp. company guaranty Ser. D,
                    8 5/8s, 2007                                                                             51,200
            360,000 Argo-Tech Corp. 144A company guaranty
                    8 5/8s, 2007                                                                            230,400
             40,000 BE Aerospace, Inc. sr. sub. notes Ser. B, 8 7/8s, 2011                                   33,200
            285,000 BE Aerospace, Inc. sr. sub. notes Ser. B, 8s, 2008                                      239,400
            290,000 Blount, Inc. company guaranty 13s, 2009                                                 156,600
             30,000 Browning-Ferris deb. 7.4s, 2035                                                          25,050
             50,000 Case Corp. notes 7 1/4s, 2005                                                            43,500
            100,000 Day International Group, Inc. company guaranty
                    9 1/2s, 2008                                                                             68,000
            240,000 Decrane Aircraft Holdings Co. company guaranty
                    Ser. B, 12s, 2008                                                                       223,200
            190,000 Flowserve Corp. company guaranty 12 1/4s, 2010                                          213,750
            180,000 Insilco Holding Co. sr. disc. notes stepped-coupon
                    zero % (14s, 8/15/03), 2008 (STP)                                                        27,000
            100,000 L-3 Communications Corp. sr. sub. notes 8 1/2s, 2008                                    104,000
            170,000 L-3 Communications Corp. sr. sub. notes Ser. B,
                    10 3/8s, 2007                                                                           181,900
            250,000 Motors and Gears, Inc. sr. notes Ser. D, 10 3/4s, 2006                                  221,250
            130,000 Roller Bearing Co. company guaranty Ser. B,
                    9 5/8s, 2007                                                                            111,800
             60,000 Sequa Corp. sr. notes 9s, 2009                                                           58,800
            290,000 Sequa Corp. sr. notes Ser. B, 8 7/8s, 2008                                              278,400
            190,000 Tekni-Plex, Inc. company guaranty Ser. B, 12 3/4s, 2010                                 189,050
             40,000 Terex Corp. company guaranty 8 7/8s, 2008                                                40,000
             30,000 Terex Corp. company guaranty Ser. B, 10 3/8s, 2011                                       30,900
             80,000 U.S. Can Corp. company guaranty Ser. B, 12 3/8s, 2010                                    68,000
             10,000 Xerox Credit Corp. sr. notes 6.1s, 2003                                                   8,900
                                                                                                      -------------
                                                                                                          2,710,800

Commercial and Consumer Services (1.9%)
-------------------------------------------------------------------------------------------------------------------
            620,000 Allied Waste Industries, Inc. company guaranty Ser. B,
                    10s, 2009                                                                               640,150
            330,000 Allied Waste Industries, Inc. company guaranty Ser. B,
                    7 5/8s, 2006                                                                            325,050
             30,000 Allied Waste Industries, Inc. 144A sr. notes
                    8 1/2s, 2008                                                                             30,300
            270,000 Coinmach Corp. sr. notes Ser. D, 11 3/4s, 2005                                          278,775
                                                                                                      -------------
                                                                                                          1,274,275

Communication Services (8.4%)
-------------------------------------------------------------------------------------------------------------------
            200,000 360Networks, Inc. sr. notes 13s, 2008 (Canada)
                    (In default) (NON)                                                                        2,000
             40,000 Airgate PCS, Inc. sr. sub. notes stepped-coupon zero %
                    (13 1/2s, 10/1/04), 2009 (STP)                                                           31,400
            100,000 Alamosa Delaware, Inc. company guaranty
                    13 5/8s, 2011                                                                           108,250
             20,000 Alamosa Delaware, Inc. company guaranty
                    12 1/2s, 2011                                                                            21,100
             60,000 Alamosa PCS Holdings, Inc. company guaranty
                    stepped-coupon zero % (12 7/8s, 2/15/05), 2010 (STP)                                     38,250
            200,000 American Cellular Corp. company guaranty
                    9 1/2s, 2009                                                                            205,000
            360,000 American Tower Corp. sr. notes 9 3/8s, 2009                                             306,900
             20,000 Arch Communications, Inc. sr. notes 13 3/4s, 2008
                    (In default) (NON)                                                                          170
             20,000 Arch Communications, Inc. sr. notes 13s, 2007
                    (In default) (NON)                                                                          200
             40,000 Asia Global Crossing, Ltd. sr. notes 13 3/8s, 2010
                    (Bermuda)                                                                                11,600
             30,000 AT&T Wireless Services, Inc. sr. notes 7 7/8s, 2011                                      32,025
            100,000 Birch Telecommunications, Inc. sr. notes 14s, 2008                                       20,000
            140,000 Call-Net Enterprises, Inc. sr. notes 8s, 2008 (Canada)                                   51,100
            110,000 Celcaribe SA sr. notes 13 1/2s, 2004 (Colombia)                                          82,500
            370,000 Colo.com, Inc. 144A sr. notes 13 7/8s, 2010
                    (In default) (NON)                                                                       59,200
            350,000 Covad Communications Group, Inc. sr. disc. notes
                    stepped-coupon Ser. B, zero % (13 1/2s, 3/15/03),
                    2008 (In default) (NON) (STP)                                                            52,500
             10,000 Covad Communications Group, Inc. sr. notes Ser. B,
                    12s, 2010 (In default) (NON)                                                              1,925
            100,000 Crown Castle International Corp. sr. notes
                    10 3/4s, 2011                                                                           102,000
            180,000 Crown Castle International Corp. sr. notes
                    9 3/8s, 2011                                                                            173,700
            490,000 Cybernet Internet Services International, Inc. 144A
                    sr. disc. notes stepped-coupon zero %
                    (13s, 8/15/04), 2009 (Denmark) (STP)                                                      4,900
            150,000 Dobson/Sygnet Communications, Inc. sr. notes
                    12 1/4s, 2008                                                                           165,750
            230,000 Equinix, Inc. sr. notes 13s, 2007                                                        64,400
            120,000 Esprit Telecom Group PLC sr. notes 11 1/2s, 2007
                    (United Kingdom) (In default) (NON)                                                         600
            110,000 Exodus Communications, Inc. sr. notes 10 3/4s, 2009
                    (In default) (NON)                                                                       27,225
             20,000 Exodus Communications, Inc. 144A sr. notes
                    11 1/4s, 2008 (In default) (NON)                                                          5,200
             40,000 FLAG Telecom Holdings, Ltd. sr. notes 11 5/8s, 2010
                    (Bermuda)                                                                                18,400
             90,000 Flag, Ltd. 144A sr. notes 8 1/4s, 2008 (Bermuda)                                         65,700
             20,000 Global Crossing Holdings, Ltd. company guaranty
                    9 5/8s, 2008 (Bermuda)                                                                    2,600
             30,000 Global Crossing Holdings, Ltd. company guaranty
                    9 1/2s, 2009 (Bermuda)                                                                    3,900
            430,000 Global Crossing Holdings, Ltd. company guaranty
                    8.7s, 2007 (Bermuda)                                                                     51,600
            145,000 Globix Corp. sr. notes 12 1/2s, 2010                                                     31,900
            200,000 Horizon PCS, Inc. company guaranty stepped-coupon
                    zero % (14s, 10/1/05), 2010 (STP)                                                       109,000
             20,000 Hyperion Telecommunications Corp., Inc. sr. disc. notes
                    Ser. B, zero %, 2003                                                                        600
            230,000 Hyperion Telecommunications Corp., Inc. sr. sub. notes
                    12s, 2007                                                                                13,800
            650,000 ICG Holdings, Inc. sr. sub. notes 13 1/2s, 2005
                    (In default) (NON)                                                                       45,500
             50,000 Intermedia Communications, Inc. sr. notes Ser. B,
                    8 1/2s, 2008                                                                             50,625
            140,000 Intermedia Communications, Inc. sr. sub. notes
                    stepped-coupon Ser. B, zero % (12 1/4s, 3/1/04),
                    2009 (STP)                                                                              122,850
            200,000 iPCS Inc. sr. disc. notes stepped-coupon zero %
                    (14s, 7/15/05), 2010 (STP)                                                              136,000
            140,000 IWO Holdings, Inc. company guaranty 14s, 2011                                           133,000
            410,000 KMC Telecommunications Holdings, Inc. sr. disc. notes
                    stepped-coupon zero % (12 1/2s, 2/15/03), 2008 (STP)                                     12,300
             80,000 Leap Wireless International, Inc. company guaranty
                    12 1/2s, 2010                                                                            61,600
             80,000 Leap Wireless International, Inc. company guaranty
                    stepped-coupon zero % (14 1/2s, 4/15/05), 2010 (STP)                                     28,800
             19,000 Level 3 Communications, Inc. sr. disc. notes
                    stepped-coupon zero % (10 1/2s, 12/1/03),
                    2008 (STP)                                                                                6,650
            110,000 Madison River Capital Corp. sr. notes 13 1/4s, 2010                                      81,400
            390,000 McCaw International, Ltd. sr. disc. notes
                    stepped-coupon zero % (13s, 4/15/02), 2007 (STP)                                         35,100
             50,000 McLeodUSA, Inc. sr. notes 11 3/8s, 2009                                                   9,500
            210,000 McLeodUSA, Inc. sr. notes 9 1/2s, 2008                                                   39,900
             50,000 Metrocall, Inc. sr. sub. notes 11s, 2008 (In default) (NON)                                 500
             20,000 Metrocall, Inc. sr. sub. notes 10 3/8s, 2007 (In default) (NON)                             200
             40,000 Metrocall, Inc. sr. sub. notes 9 3/4s, 2007 (In default) (NON)                              400
            290,000 Metromedia Fiber Network, Inc. sr. notes Ser. B,
                    10s, 2008                                                                                78,300
            130,000 Microcell Telecommunications sr. disc. notes
                    stepped-coupon Ser. B, zero % (14s, 12/1/01), 2006
                    (Canada) (STP)                                                                          104,000
            150,000 Millicom International Cellular SA sr. disc. notes
                    13 1/2s, 2006 (Luxembourg)                                                               94,500
            380,000 Nextel Communications, Inc. sr. notes 12s, 2008                                         349,600
            130,000 Nextel Communications, Inc. sr. notes 9 1/2s, 2011                                      105,950
            110,000 Nextel Partners, Inc. sr. notes 11s, 2010                                                95,700
             30,000 Nextel Partners, Inc. sr. notes 11s, 2010                                                26,100
             70,000 Nextel Partners, Inc. 144A sr. notes 12 1/2s, 2009                                       65,800
            150,000 Nextlink Communications, Inc. sr. disc. notes
                    stepped-coupon zero % (12 1/4s, 6/1/04), 2009 (STP)                                      15,000
            190,000 Nextlink Communications, Inc. sr. disc. notes
                    stepped-coupon zero % (12 1/8s, 12/1/04), 2009 (STP)                                     19,000
            140,000 NorthEast Optic Network, Inc. sr. notes 12 3/4s, 2008                                    30,800
            200,000 Orbital Imaging Corp. sr. notes Ser. B, 11 5/8s, 2005
                    (In default) (NON)                                                                       40,000
             80,000 Orion Network Systems, Inc. sr. notes 11 1/4s, 2007                                      41,600
            140,000 Pagemart Wireless, Inc. sr. disc. notes stepped-coupon
                    zero % (11 1/4s, 2/1/03), 2008 (STP)                                                        350
            230,000 Price Communications Wireless, Inc. 144A sr. notes
                    9 1/8s, 2006                                                                            240,350
             40,000 PSINet, Inc. sr. notes 11 1/2s, 2008 (In default) (NON)                                   3,100
            330,000 PSINet, Inc. sr. notes 11s, 2009 (In default) (NON)                                      25,575
             40,000 PSINet, Inc. sr. notes Ser. B, 10s, 2005 (In default) (NON)                               3,100
             40,000 Rhythms Netconnections, Inc. sr. notes Ser. B, 14s,
                    2010 (In default) (NON)                                                                   1,600
             50,000 Rogers Wireless, Inc. sec. notes 9 5/8s, 2011 (Canada)                                   52,500
            120,000 SBA Communications Corp. sr. notes 10 1/4s, 2009                                        103,200
            130,000 Spectrasite Holdings, Inc. sr. disc. notes
                    stepped-coupon zero % (11 1/8s, 4/15/04), 2009 (STP)                                     40,300
            250,000 Spectrasite Holdings, Inc. sr. disc. notes stepped-coupon
                    Ser. B, zero % (12 7/8s, 3/15/05), 2010 (STP)                                            72,500
             50,000 Tele1 Europe B.V. sr. notes 13s, 2009 (Netherlands)                                      18,500
            220,000 Telecorp PCS, Inc. company guaranty 10 5/8s, 2010                                       257,400
             20,000 Telecorp PCS, Inc. company guaranty stepped-coupon
                    zero % (11 5/8s, 4/15/04), 2009 (STP)                                                    17,600
             80,000 Time Warner Telecom, Inc. sr. notes 9 3/4s, 2008                                         67,600
            180,000 Tritel PCS, Inc. company guaranty 10 3/8s, 2011                                         208,800
             30,000 Triton PCS, Inc. company guaranty 9 3/8s, 2011                                           31,650
            100,000 Triton PCS, Inc. 144A sr. sub. notes 8 3/4s, 2011                                       102,250
            350,000 UbiquiTel Operating Co. company guaranty
                    stepped-coupon zero % (14s, 4/15/05), 2010 (STP)                                        196,000
            230,000 US UnWired, Inc. company guaranty stepped-coupon
                    Ser. B, zero % (13 3/8s, 11/1/04), 2009 (STP)                                           167,900
             60,000 USA Mobile Communications, Inc. sr. notes 14s, 2004
                    (In default) (NON)                                                                       13,200
             40,000 USA Mobile Communications, Inc. sr. notes
                    9 1/2s, 2004 (In default) (NON)                                                           2,000
             60,000 Versatel Telecom B.V. sr. notes 13 1/4s, 2008
                    (Netherlands)                                                                            22,800
             70,000 Versatel Telecom B.V. sr. notes 13 1/4s, 2008
                    (Netherlands)                                                                            26,600
            915,000 Viatel, Inc. sr. disc. notes stepped-coupon zero %
                    (12 1/2s, 4/15/03), 2008 (In default) (NON) (STP)                                         2,288
            133,000 Viatel, Inc. sr. notes 11 1/2s, 2009 (In default) (NON)                                     333
            120,000 Williams Communications Group, Inc. sr. notes
                    11 7/8s, 2010                                                                            58,800
            190,000 Williams Communications Group, Inc. sr. notes
                    11.7s, 2008                                                                              89,300
             20,000 Williams Communications Group, Inc. sr. notes
                    10 7/8s, 2009                                                                             9,800
             30,000 Williams Communications Group, Inc. sr. notes
                    10.7s, 2007                                                                              15,000
            670,000 WinStar Communications, Inc. sr. disc. notes
                    stepped-coupon zero % (14 3/4s, 4/15/05), 2010
                    (In default) (NON) (STP)                                                                  3,350
            190,000 WinStar Communications, Inc. sr. notes 12 3/4s, 2010
                    (In default) (NON)                                                                          950
             20,000 WinStar Communications, Inc. sr. notes 12 1/2s, 2008
                    (In default) (NON)                                                                          100
            180,000 World Access, Inc. sr. notes Ser. B, 13 1/4s, 2008
                    (In default) (NON)                                                                        1,800
            110,000 XO Communications, Inc. sr. disc. notes
                    stepped-coupon zero % (9.45s, 4/15/03), 2008 (STP)                                       11,000
                                                                                                      -------------
                                                                                                          5,563,666

Consumer Goods (2.1%)
-------------------------------------------------------------------------------------------------------------------
            180,000 Albecca, Inc. company guaranty 10 3/4s, 2008                                            182,700
             70,000 Armkel, LLC/Armkel Finance 144A sr. sub. notes
                    9 1/2s, 2009                                                                             75,425
            240,000 Derby Cycle Corp. (The) sr. notes 10s, 2008
                    (In default) (NON)                                                                       48,000
EUR         129,000 Derby Cycle Corp. (The) sr. notes 9 3/8s, 2008
                    (In default) (NON)                                                                       10,036
$           130,000 Doskocil Manufacturing Co. sr. sub. notes
                    10 1/8s, 2007 (In default) (NON)                                                         15,600
             90,000 French Fragrances, Inc. company guaranty Ser. D,
                    10 3/8s, 2007                                                                            89,100
             60,000 Home Interiors & Gifts, Inc. company guaranty
                    10 1/8s, 2008                                                                            44,700
             10,000 Iron Age Holdings Corp. sr. disc. notes
                    stepped-coupon zero % (12 1/8s, 5/1/03), 2009 (STP)                                         900
            210,000 Jostens, Inc. sr. sub. notes 12 3/4s, 2010                                              233,100
             60,000 NBTY, Inc. sr. sub. notes Ser. B, 8 5/8s, 2007                                           57,600
            100,000 Playtex Products, Inc. company guaranty 9 3/8s, 2011                                    106,500
             70,000 Polaroid Corp. sr. notes 11 1/2s, 2006 (In default) (NON)                                 5,250
             20,000 Revlon Consumer Products sr. notes 9s, 2006                                              15,200
            150,000 Revlon Consumer Products sr. sub. notes 8 5/8s, 2008                                     75,000
            300,000 Samsonite Corp. sr. sub. notes 10 3/4s, 2008                                            217,500
            170,000 Sealy Mattress Co. company guaranty stepped-coupon
                    Ser. B, zero % (10 7/8s, 12/15/02), 2007 (STP)                                          143,225
             50,000 United Rentals (North America), Inc. company
                    guaranty Ser. B, 10 3/4s, 2008                                                           54,500
                                                                                                      -------------
                                                                                                          1,374,336

Energy (4.4%)
-------------------------------------------------------------------------------------------------------------------
             90,000 Belco Oil & Gas Corp. sr. sub. notes Ser. B, 8 7/8s, 2007                                94,050
            100,000 BRL Universal Equipment sec. notes 8 7/8s, 2008                                         104,000
             20,000 BRL Universal Equipment 144A sec. notes
                    8 7/8s, 2008                                                                             20,800
            280,000 Chesapeake Energy Corp. company guaranty
                    8 1/8s, 2011                                                                            275,100
             70,000 Chesapeake Energy Corp. 144A sr. notes 8 3/8s, 2008                                      70,000
             50,000 El Paso Energy Partners L.P. company guaranty Ser. B,
                    8 1/2s, 2011                                                                             52,875
             50,000 Forest Oil Corp. company guaranty 10 1/2s, 2006                                          53,000
            100,000 Forest Oil Corp. sr. notes 8s, 2008                                                     101,250
             50,000 Forest Oil Corp. 144A sr. notes 8s, 2011                                                 50,000
             50,000 Grant Prideco, Inc. company guaranty Ser. B,
                    9 5/8s, 2007                                                                             49,500
             20,000 Hanover Equipment Trust 144A sec. notes
                    8 3/4s, 2011                                                                             20,900
             60,000 Hanover Equipment Trust 144A sec. notes
                    8 1/2s, 2008                                                                             63,000
             60,000 Key Energy Services, Inc. company guaranty Ser. B,
                    8 3/8s, 2008                                                                             60,627
            125,000 Leviathan Gas Corp. company guaranty Ser. B,
                    10 3/8s, 2009                                                                           138,750
            150,000 Newfield Exploration Co. sr. notes 7 5/8s, 2011                                         150,563
             80,000 Nuevo Energy Co. sr. sub. notes Ser. B, 9 1/2s, 2008                                     76,400
            120,000 Nuevo Energy Co. sr. sub. notes Ser. B, 9 3/8s, 2010                                    111,600
            140,000 Ocean Energy, Inc. company guaranty Ser. B,
                    8 3/8s, 2008                                                                            145,026
            120,000 Parker Drilling Corp. company guaranty Ser. D,
                    9 3/4s, 2006                                                                            117,000
            240,000 Pioneer Natural Resources Co. company guaranty
                    9 5/8s, 2010                                                                            265,800
             50,000 Pogo Producing Co. sr. sub. notes Ser. B, 8 1/4s, 2011                                   50,875
             20,000 Port Arthur Finance Corp. company guaranty
                    12 1/2s, 2009                                                                            20,700
             10,000 Pride International, Inc. sr. notes 10s, 2009                                            10,675
            130,000 Pride Petroleum Services, Inc. sr. notes 9 3/8s, 2007                                   136,500
            130,000 Snyder Oil Corp. sr. sub. notes 8 3/4s, 2007                                            136,081
             50,000 Stone Energy Corp. company guaranty 8 3/4s, 2007                                         50,188
             80,000 Triton Energy, Ltd. sr. notes 8 7/8s, 2007
                    (Cayman Islands)                                                                         88,397
            200,000 Vintage Petroleum, Inc. sr. sub. notes 9 3/4s, 2009                                     214,000
             70,000 Vintage Petroleum, Inc. sr. sub. notes 7 7/8s, 2011                                      70,350
             70,000 Westport Resources Corp. 144A sr. sub. notes
                    8 1/4s, 2011                                                                             71,750
             50,000 XTO Energy, Inc. 144A sr. sub. notes Ser. B,
                    8 3/4s, 2009                                                                             52,250
                                                                                                      -------------
                                                                                                          2,922,007

Entertainment (0.9%)
-------------------------------------------------------------------------------------------------------------------
             60,000 AMC Entertainment, Inc. sr. sub. notes 9 1/2s, 2009                                      58,800
             10,000 Cinemark USA, Inc. sr. sub. notes Ser. B, 9 5/8s, 2008                                    9,650
            150,000 Cinemark USA, Inc. sr. sub. notes Ser. B, 8 1/2s, 2008                                  135,000
            120,000 Premier Parks, Inc. sr. notes 9 3/4s, 2007                                              124,200
              1,000 Regal Cinemas, Inc. sr. sub. notes 9 1/2s, 2008
                    (In default) (NON)                                                                          185
            100,000 Silver Cinemas, Inc. sr. sub. notes 10 1/2s, 2005
                    (In default) (NON)                                                                           10
            250,000 Six Flags Corp. sr. notes 8 7/8s, 2006                                                  257,500
                                                                                                      -------------
                                                                                                            585,345

Financial (4.0%)
-------------------------------------------------------------------------------------------------------------------
            240,000 Advanta Corp. 144A company guaranty Ser. B,
                    8.99s, 2026                                                                             132,000
             10,000 AMRESCO, Inc. sr. sub. notes Ser. 97-A, 10s, 2004
                    (In default) (NON)                                                                        2,700
            170,000 AMRESCO, Inc. sr. sub. notes Ser. 98-A, 9 7/8s, 2005
                    (In default) (NON)                                                                       59,500
             70,000 Chevy Chase Savings Bank, Inc. sub. deb. 9 1/4s, 2005                                    70,350
            130,000 Colonial Capital II 144A company guaranty 8.92s, 2027                                   120,127
            240,000 Conseco Finance Trust III, Inc. bonds 8.796s, 2027                                       52,800
             80,000 Conseco Financial Corp. sr. sub. notes 10 1/4s, 2002                                     68,800
             80,000 Conseco Financing Trust II company guaranty
                    8.7s, 2026                                                                               17,600
             15,000 Dime Capital Trust I bank guaranty Ser. A, 9.33s, 2027                                   16,766
            394,000 Finova Group, Inc. notes 7 1/2s, 2009                                                   141,840
             80,000 Green Tree Financial notes Ser. A, 6 1/2s, 2002                                          66,400
            430,000 GS Escrow Corp. sr. notes 7 1/8s, 2005                                                  431,742
             40,000 Hanvit Bank 144A sub. notes 11 3/4s, 2010
                    (South Korea)                                                                            43,200
             64,000 Imperial Credit Industries, Inc. sec. notes 12s, 2005                                    22,400
             70,000 iStar Financial, Inc. sr. notes 8 3/4s, 2008                                             71,050
            100,000 Nationwide Credit, Inc. sr. notes Ser. A, 10 1/4s, 2008                                  30,000
             75,000 Ocwen Capital Trust I company guaranty 10 7/8s, 2027                                     57,750
             58,000 Ocwen Federal Bank sub. deb. 12s, 2005                                                   55,100
            110,000 Outsourcing Solutions, Inc. sr. sub. notes Ser. B,
                    11s, 2006                                                                                91,850
            160,000 Peoples Bank- Bridgeport sub. notes 9 7/8s, 2010                                        163,501
            150,000 Provident Capital Trust company guaranty 8.6s, 2026                                     131,951
            220,000 Resource America, Inc. 144A sr. notes 12s, 2004                                         211,200
             85,000 Riggs Capital Trust 144A bonds 8 5/8s, 2026                                              60,582
            150,000 Sovereign Bancorp, Inc. sr. notes 10 1/2s, 2006                                         165,000
            125,000 Sovereign Capital Trust company guaranty 9s, 2027                                        93,750
            140,000 Superior Financial 144A sr. notes 8.65s, 2003                                           143,927
             80,000 Webster Capital Trust I 144A bonds 9.36s, 2027                                           69,371
             60,000 Willis Corroon Corp. 144A company guaranty
                    9s, 2009                                                                                 62,400
                                                                                                      -------------
                                                                                                          2,653,657

Food (1.6%)
-------------------------------------------------------------------------------------------------------------------
            120,000 Archibald Candy Corp. company guaranty
                    10 1/4s, 2004                                                                            73,200
             10,000 Aurora Foods, Inc. sr. sub. notes Ser. B, 9 7/8s, 2007                                    9,700
            240,000 Aurora Foods, Inc. 144A sr. sub. notes Ser. D,
                    9 7/8s, 2007                                                                            232,800
             30,000 Constellation Brands, Inc. company guaranty
                    8 1/2s, 2009                                                                             30,225
            110,000 Constellation Brands, Inc. company guaranty Ser. B,
                    8s, 2008                                                                                114,400
             40,000 Del Monte Corp. company guaranty Ser. B,
                    9 1/4s, 2011                                                                             42,600
            130,000 Eagle Family Foods company guaranty Ser. B,
                    8 3/4s, 2008                                                                             85,800
             90,000 Land O'Lakes, Inc. 144A sr. notes 8 3/4s, 2011                                           89,775
            110,000 Premier International Foods PLC sr. notes 12s, 2009
                    (United Kingdom)                                                                        118,800
            320,000 RAB Enterprises, Inc. company guaranty 10 1/2s, 2005                                    134,400
             40,000 Smithfield Foods, Inc. 144A sr. notes 8s, 2009                                           41,600
            245,000 Vlasic Foods International, Inc. sr. sub. notes Ser. B,
                    10 1/4s, 2009 (In default) (NON)                                                         56,350
                                                                                                      -------------
                                                                                                          1,029,650

Gaming (6.2%)
-------------------------------------------------------------------------------------------------------------------
             80,000 Aladdin Gaming Holdings, LLC sr. disc. notes
                    stepped-coupon Ser. B, zero % (13 1/2s, 3/1/03),
                    2010 (In default) (NON) (STP)                                                             4,000
            100,000 Ameristar Casinos, Inc. company guaranty
                    10 3/4s, 2009                                                                           108,000
            120,000 Argosy Gaming Co. company guaranty 10 3/4s, 2009                                        134,100
             60,000 Argosy Gaming Co. sr. sub. notes 9s, 2011                                                63,900
             35,000 Autotote Corp. company guaranty Ser. B,
                    12 1/2s, 2010                                                                            38,150
            373,910 Fitzgeralds Gaming Corp. company guaranty Ser. B,
                    12 1/4s, 2004 (In default) (NON)                                                        205,651
            110,000 Harrah's Operating Company, Inc. company guaranty
                    8s, 2011                                                                                115,075
             60,000 Harrah's Operating Company, Inc. company guaranty
                    7 1/8s, 2007                                                                             60,600
            110,000 Herbst Gaming, Inc. 144A secd. notes 10 3/4s, 2008                                      113,850
            170,000 Hollywood Casino Corp. company guaranty
                    11 1/4s, 2007                                                                           184,450
             70,000 Hollywood Park, Inc. company guaranty Ser. B,
                    9 1/4s, 2007                                                                             61,600
            180,000 Horseshoe Gaming Holdings company guaranty
                    8 5/8s, 2009                                                                            188,100
            170,000 International Game Technology sr. notes 8 3/8s, 2009                                    180,200
            120,000 Isle of Capri Black Hawk LLC 1st mtge. Ser. B,
                    13s, 2004                                                                               127,800
             60,000 Isle of Capri Black Hawk LLC company guaranty
                    8 3/4s, 2009                                                                             58,050
             10,000 Mandalay Resort Group sr. notes 9 1/2s, 2008                                             10,625
            250,000 Mandalay Resort Group sr. sub. notes Ser. B,
                    10 1/4s, 2007                                                                           265,938
            130,000 MGM Mirage company guaranty 8 1/2s, 2010                                                132,007
            110,000 MGM Mirage company guaranty 8 3/8s, 2011                                                109,725
            100,000 Mohegan Tribal Gaming sr. notes 8 1/8s, 2006                                            104,000
            130,000 Mohegan Tribal Gaming sr. sub. notes 8 3/4s, 2009                                       137,150
             20,000 Mohegan Tribal Gaming sr. sub. notes 8 3/8s, 2011                                        21,000
            130,000 Park Place Entertainment Corp. sr. notes 7 1/2s, 2009                                   126,100
            190,000 Park Place Entertainment Corp. sr. sub. notes
                    8 7/8s, 2008                                                                            197,125
            110,000 Penn National Gaming, Inc. company guaranty Ser. B,
                    11 1/8s, 2008                                                                           117,700
             70,000 Riviera Black Hawk, Inc. 1st mtge. 13s, 2005                                             70,000
            140,000 Station Casinos, Inc. sr. notes 8 3/8s, 2008                                            143,500
             10,000 Station Casinos, Inc. sr. sub. notes 9 7/8s, 2010                                        10,250
             40,000 Station Casinos, Inc. 144A sr. sub. notes 9 3/4s, 2007                                   41,000
            220,000 Trump A.C. 1st mtge. 11 1/4s, 2006                                                      138,600
            680,000 Trump Castle Funding, Inc. sub. notes 10 1/4s, 2003                                     688,500
            140,000 Venetian Casino, Inc. company guaranty 12 1/4s, 2004                                    140,000
                                                                                                      -------------
                                                                                                          4,096,746

Health Care (4.9%)
-------------------------------------------------------------------------------------------------------------------
             70,000 ALARIS Medical Systems, Inc. 144A company guaranty
                    9 3/4s, 2006                                                                             65,800
            150,000 ALARIS Medical Systems, Inc. 144A sec. notes
                    11 5/8s, 2006                                                                           162,000
            100,000 AmerisourceBergen Corp. 144A sr. notes 8 1/8s, 2008                                     104,750
             60,000 Beverly Enterprises, Inc. sr. notes 9 5/8s, 2009                                         64,500
             70,000 Bio-Rad Labs Corp. sr. sub. notes 11 5/8s, 2007                                          78,400
            200,000 Conmed Corp. company guaranty 9s, 2008                                                  206,000
             90,000 Hanger Orthopedic Group, Inc. sr. sub. notes
                    11 1/4s, 2009                                                                            81,450
             70,000 HCA, Inc. deb. 7.19s, 2015                                                               69,475
             70,000 HCA, Inc. med. term notes 7.69s, 2025                                                    68,338
            290,000 HCA, Inc. med. term notes 6.63s, 2045                                                   292,775
            100,000 HCA, Inc. notes 8 3/4s, 2010                                                            110,500
             60,000 HCA, Inc. notes 8.36s, 2024                                                              61,500
             10,000 HCA, Inc. notes 7s, 2007                                                                 10,300
             20,000 HCA, Inc. sr. notes 7 7/8s, 2011                                                         20,975
            160,000 Healthsouth Corp. sr. sub. notes 10 3/4s, 2008                                          177,600
             70,000 Insight Health Services Corp. 144A sr. sub. notes
                    9 7/8s, 2011                                                                             73,500
            180,000 Integrated Health Services, Inc. sr. sub. notes Ser. A,
                    9 1/2s, 2007 (In default) (NON)                                                              18
            110,000 Integrated Health Services, Inc. sr. sub. notes Ser. A,
                    9 1/4s, 2008 (In default) (NON)                                                              11
            130,000 Kinetic Concepts, Inc. company guaranty Ser. B,
                    9 5/8s, 2007                                                                            131,950
             20,000 Lifepoint Hospital Holdings company guaranty Ser. B,
                    10 3/4s, 2009                                                                            22,600
             20,000 Loewen Group International, Inc. company guaranty
                    Ser. 7, 7.6s, 2008 (In default) (NON)                                                     9,300
             20,000 Loewen Group International, Inc. company guaranty
                    Ser. 6, 7.2s, 2003 (In default) (NON)                                                     9,300
             20,000 Loewen Group International, Inc. 144A company
                    guaranty Ser. 4, 8 1/4s, 2003 (In default) (NON)                                         11,500
CAD          30,000 Loewen Group, Inc. (The) company guaranty
                    Ser. 5, 6.1s, 2002 (Canada) (In default) (NON)                                           11,645
$           230,000 Magellan Health Services, Inc. sr. sub. notes 9s, 2008                                  224,825
             20,000 Magellan Health Services, Inc. 144A sr. notes
                    9 3/8s, 2007                                                                             21,350
            480,000 Mariner Post-Acute Network, Inc. sr. sub. notes Ser. B,
                    9 1/2s, 2007 (In default) (NON)                                                           4,800
            100,000 Mariner Post-Acute Network, Inc. sr. sub. notes
                    stepped-coupon Ser. B, zero % (10 1/2s, 11/1/02),
                    2007 (In default) (NON) (STP)                                                               500
            170,000 Mediq, Inc. company guaranty 11s, 2008 (In default) (NON)                                 1,700
            180,000 Mediq, Inc. deb. stepped-coupon zero % (13s, 6/1/03),
                    2009 (In default) (NON) (STP)                                                                18
             90,000 Omnicare, Inc. company guaranty Ser. B, 8 1/8s, 2011                                     95,400
            310,000 Paracelsus Healthcare sr. sub. notes 10s, 2006
                    (In default) (NON)                                                                      124,000
             40,000 Service Corp. International debs. 7 7/8s, 2013                                           35,800
             20,000 Service Corp. International notes 7.7s, 2009                                             18,700
            250,000 Service Corp. International notes 6s, 2005                                              228,750
            130,000 Stewart Enterprises, Inc. notes 10 3/4s, 2008                                           143,650
            305,000 Sun Healthcare Group, Inc. sr. sub. notes Ser. B,
                    9 1/2s, 2007 (In default) (NON)                                                              31
             60,000 Sun Healthcare Group, Inc. 144A sr. sub. notes
                    9 3/8s, 2008 (In default) (NON)                                                               6
            200,000 Triad Hospitals, Inc. company guaranty Ser. B,
                    8 3/4s, 2009                                                                            215,500
            140,000 Triad Hospitals Holdings company guaranty
                    Ser. B, 11s, 2009                                                                       157,500
            100,000 Vanguard Health Systems, Inc. 144A sr. sub. notes
                    9 3/4s, 2011                                                                            106,000
                                                                                                      -------------
                                                                                                          3,222,717

Homebuilding (1.7%)
-------------------------------------------------------------------------------------------------------------------
            100,000 Beazer Homes USA, Inc. company guaranty
                    8 5/8s, 2011                                                                            103,000
             10,000 D.R. Horton, Inc. company guaranty 8s, 2009                                               9,950
            120,000 D.R. Horton, Inc. sr. notes 7 7/8s, 2011                                                117,600
             50,000 Del Webb Corp. sr. sub. debs. 9 3/4s, 2008                                               51,500
            110,000 Del Webb Corp. sr. sub. debs. 9 3/8s, 2009                                              112,200
             30,000 K. Hovnanian Enterprises, Inc. company guaranty
                    10 1/2s, 2007                                                                            30,600
            170,000 KB Home sr. sub. notes 9 1/2s, 2011                                                     175,100
            130,000 Lennar Corp. company guaranty Ser. B, 9.95s, 2010                                       141,700
             20,000 M.D.C. Holdings, Inc. sr. notes 8 3/8s, 2008                                             20,000
            160,000 Ryland Group, Inc. sr. notes 9 3/4s, 2010                                               166,400
             60,000 Standard Pacific Corp. sr. notes 9 1/2s, 2010                                            59,400
            110,000 Toll Corp. company guaranty 8 1/8s, 2009                                                109,175
                                                                                                      -------------
                                                                                                          1,096,625

Lodging (1.8%)
-------------------------------------------------------------------------------------------------------------------
            200,000 Felcor Lodging LP company guaranty 9 1/2s, 2008 (R)                                     201,000
             45,000 Felcor Lodging LP company guaranty 8 1/2s, 2011 (R)                                      43,650
             70,000 Felcor Lodging LP 144A company guaranty
                    9 1/2s, 2008 (R)                                                                         70,175
            550,000 HMH Properties, Inc. company guaranty Ser. B,
                    7 7/8s, 2008                                                                            519,750
             10,000 HMH Properties, Inc. sr. notes Ser. C, 8.45s, 2008                                        9,550
             60,000 Host Marriott L.P. company guaranty Ser. G,
                    9 1/4s, 2007                                                                             60,000
             50,000 Host Marriott L.P. sr. notes Ser. E, 8 3/8s, 2006                                        48,500
            120,000 ITT Corp. notes 6 3/4s, 2005                                                            116,303
             30,000 John Q. Hammons Hotels, Inc. 1st mtge. 8 7/8s, 2004                                      27,750
            120,000 Meristar Hospitality Corp. company guaranty
                    9 1/8s, 2011                                                                            112,200
                                                                                                      -------------
                                                                                                          1,208,878

Media (0.3%)
-------------------------------------------------------------------------------------------------------------------
            183,756 Interact Operating Co. notes 14s, 2003 (PIK)                                                 18
             40,000 Lamar Media Corp. company guaranty 9 5/8s, 2006                                          42,100
             40,000 Lamar Media Corp. company guaranty 8 5/8s, 2007                                          41,900
             67,000 Lamar Media Corp. sr. sub. notes 9 1/4s, 2007                                            70,350
             85,182 Von Hoffman Press, Inc. 144A sr. sub. notes
                    13 1/2s, 2009                                                                            68,146
                                                                                                      -------------
                                                                                                            222,514

Publishing (2.0%)
-------------------------------------------------------------------------------------------------------------------
            310,000 Affinity Group Holdings sr. notes 11s, 2007                                             257,300
             20,000 CanWest Media, Inc. sr. sub. notes 10 5/8s, 2011
                    (Canada)                                                                                 21,550
             80,000 Garden State Newspapers, Inc. sr. sub. notes
                    8 5/8s, 2011                                                                             78,600
             50,000 Garden State Newspapers, Inc. sr. sub. notes Ser. B,
                    8 3/4s, 2009                                                                             49,000
             70,000 Hollinger International Publishing, Inc. company
                    guaranty 9 1/4s, 2007                                                                    68,600
            230,000 Hollinger Participation Trust 144A sr. notes
                    12 1/8s, 2010 (Canada)                                                                  188,600
             90,000 Key3media Group, Inc. company guaranty
                    11 1/4s, 2011                                                                            72,000
            110,000 Perry-Judd company guaranty 10 5/8s, 2007                                                99,000
            180,000 PRIMEDIA, Inc. company guaranty 8 7/8s, 2011                                            157,500
             80,000 PRIMEDIA, Inc. company guaranty 7 5/8s, 2008                                             69,600
            130,000 PRIMEDIA, Inc. company guaranty Ser. B, 8 1/2s, 2006                                    114,400
            100,000 Quebecor Media, Inc. sr. disc. notes stepped-coupon
                    zero % (13 3/4s, 7/15/06), 2011 (Canada) (STP)                                           62,500
             70,000 Quebecor Media, Inc. sr. notes 11 1/8s, 2011 (Canada)                                    76,300
                                                                                                      -------------
                                                                                                          1,314,950

Restaurants (0.7%)
-------------------------------------------------------------------------------------------------------------------
             30,000 Domino's, Inc. company guaranty Ser. B, 10 3/8s, 2009                                    32,250
            120,000 Sbarro, Inc. company guaranty 11s, 2009                                                 117,000
             60,000 Tricon Global Restaurants, Inc. sr. notes 8 7/8s, 2011                                   63,900
            160,000 Tricon Global Restaurants, Inc. sr. notes 7.65s, 2008                                   161,600
             70,000 Tricon Global Restaurants, Inc. sr. notes 7.45s, 2005                                    71,050
                                                                                                      -------------
                                                                                                            445,800

Retail (2.2%)
-------------------------------------------------------------------------------------------------------------------
             80,000 Amazon.com, Inc. sr. sub. notes stepped-coupon
                    zero % (10s, 5/1/03), 2008 (STP)                                                         56,000
            100,000 Fleming Companies, Inc. company guaranty
                    10 1/8s, 2008                                                                           104,500
             50,000 Fleming Companies, Inc. company guaranty Ser. B,
                    10 1/2s, 2004                                                                            50,000
             10,000 Fleming Companies, Inc. 144A sr. sub. notes
                    10 5/8s, 2007                                                                            10,025
             50,000 Great Atlantic & Pacific Tea Co. notes 7 3/4s, 2007                                      48,500
             50,000 Great Atlantic & Pacific Tea Co. sr. notes 7.7s, 2004                                    52,000
            230,000 K mart Corp. notes 9 3/8s, 2006                                                         212,750
             10,000 Mothers Work, Inc. sr. notes 12 5/8s, 2005                                                9,300
            110,000 Petco Animal Supplies, Inc. 144A sr. sub. notes
                    10 3/4s, 2011                                                                           114,950
            350,000 Saks, Inc. company guaranty 8 1/4s, 2008                                                321,125
            500,000 Southland Corp. deb. Ser. A, 4 1/2s, 2004                                               467,705
             40,000 Tommy Hilfiger USA, Inc. company guaranty
                    6 1/2s, 2003                                                                             40,200
                                                                                                      -------------
                                                                                                          1,487,055

Technology (1.2%)
-------------------------------------------------------------------------------------------------------------------
            120,000 Amkor Technology, Inc. sr. notes 9 1/4s, 2008                                           112,800
             20,000 Comdisco, Inc. notes 7 1/4s, 2002 (In default) (NON)                                     15,700
             60,000 Comdisco, Inc. notes 5.95s, 2002 (In default) (NON)                                      47,100
             40,000 Fairchild Semiconductor International, Inc. company
                    guaranty 10 3/8s, 2007                                                                   42,300
            420,000 Firstworld Communication Corp. sr. disc. notes
                    stepped-coupon zero % (13s, 4/15/03), 2008 (STP)                                         12,600
             20,000 Iron Mountain, Inc. company guaranty 8 3/4s, 2009                                        21,000
            180,000 Iron Mountain, Inc. company guaranty 8 1/8s, 2008
                    (Canada)                                                                                182,475
             10,000 Lucent Technologies, Inc. deb. 6 1/2s, 2028                                               7,000
            320,000 Lucent Technologies, Inc. deb. 6.45s, 2029                                              224,000
             70,000 SCG Holding & Semiconductor Corp. company
                    guaranty 12s, 2009                                                                       20,825
             30,000 Seagate Technology, Inc. 144A company guaranty
                    12 1/2s, 2007 (Cayman Islands)                                                           32,700
             90,000 Telecommunications Techniques, Inc. company
                    guaranty 9 3/4s, 2008                                                                    25,200
             90,000 Telehub Communications Corp. company guaranty
                    stepped-coupon zero % (13 7/8s, 7/31/02), 2005 (STP)                                          9
            130,000 Telex Communications, Inc. company guaranty
                    10 1/2s, 2007 (In default) (NON)                                                         13,000
            125,000 Viasystems, Inc. sr. sub. notes 9 3/4s, 2007                                             35,000
                                                                                                      -------------
                                                                                                            791,709

Textiles (0.5%)
-------------------------------------------------------------------------------------------------------------------
            100,000 Galey & Lord, Inc. company guaranty 9 1/8s, 2008                                         17,000
             90,000 GFSI, Inc. sr. disc. notes stepped-coupon Ser. B, zero %
                    (11 3/8s, 9/15/04), 2009 (STP)                                                           13,275
            135,000 Kasper A.S.L., Ltd. sr. notes 12 3/4s, 2004 (In default) (NON)                           35,100
            160,000 Levi Strauss & Co. sr. notes 11 5/8s, 2008                                              129,600
            230,000 Westpoint Stevens, Inc. sr. notes 7 7/8s, 2005                                           77,050
             30,000 William Carter Holdings Co. (The) 144A sr. sub. notes
                    10 7/8s, 2011                                                                            32,700
                                                                                                      -------------
                                                                                                            304,725

Transportation (4.5%)
-------------------------------------------------------------------------------------------------------------------
            180,000 Aftermarket Technology Corp. sr. sub. notes Ser. D,
                    12s, 2004                                                                               184,500
             10,000 Air Canada Corp. sr. notes 10 1/4s, 2011 (Canada)                                         5,350
            230,000 Airbus Industries 144A notes Ser. D, 12.266s, 2020                                      244,847
             40,000 American Airlines, Inc. 144A pass-thru certificates
                    Ser. 01-2, Class A-2, 7.858s, 2011                                                       40,695
             70,000 American Airlines, Inc. bonds Ser. 01-2, Class B,
                    8.608s, 2011                                                                             71,361
            160,000 Autonation, Inc. 144A sr. notes 9s, 2008                                                164,400
            170,000 Calair, LLC 144A company guaranty 8 1/8s, 2008                                          125,800
            150,000 Collins & Aikman Products, Inc. company guaranty
                    11 1/2s, 2006                                                                           142,500
            300,000 Dana Corp. 144A sr. notes 9s, 2011                                                      294,000
             20,000 Dana Corp. notes 7s, 2029                                                                14,500
             50,000 Dana Corp. notes 6 1/4s, 2004                                                            47,500
             40,000 Delco Remy International, Inc. company guaranty
                    11s, 2009                                                                                40,800
            310,000 Dura Operating Corp. company guaranty Ser. D,
                    9s, 2009                                                                                294,500
             70,000 Exide Corp. sr. notes 10s, 2005                                                          18,200
             80,000 Federal Mogul Corp. notes 7 7/8s, 2010 (In default) (NON)                                 8,800
            150,000 Federal Mogul Corp. notes 7 3/4s, 2006 (In default) (NON)                                16,500
             50,000 Hayes Lemmerz International, Inc. 144A company
                    guaranty 11 7/8s, 2006                                                                   19,000
            330,000 Hayes Wheels International, Inc. company guaranty
                    Ser. B, 9 1/8s, 2007                                                                      6,600
            170,000 Kansas City Southern Railway Co. company guaranty
                    9 1/2s, 2008                                                                            183,600
             90,000 Kitty Hawk, Inc. company guaranty 9.95s, 2004
                    (In default) (NON)                                                                       11,700
            170,000 Lear Corp. company guaranty Ser. B, 8.11s, 2009                                         178,271
            190,000 Lear Corp. company guaranty Ser. B, 7.96s, 2005                                         196,563
             60,000 Navistar International Corp. company guaranty Ser. B,
                    9 3/8s, 2006                                                                             63,000
            120,000 Navistar International Corp. sr. notes Ser. B, 8s, 2008                                 115,200
             20,000 Newport News Shipbuilding, Inc. sr. notes 8 5/8s, 2006                                   21,200
             10,000 Northwest Airlines, Inc. company guaranty
                    8.52s, 2004                                                                               8,250
            120,000 Northwest Airlines, Inc. company guaranty
                    7 5/8s, 2005                                                                             90,000
            160,000 Oxford Automotive, Inc. company guaranty Ser. D,
                    10 1/8s, 2007                                                                            16,000
            170,000 Railamerica Transportation Corp. company guaranty
                    12 7/8s, 2010                                                                           171,700
            500,000 Talon Automotive Group sr. sub. notes Ser. B, 9 5/8s,
                    2008 (In default) (NON)                                                                  10,000
             90,000 Tenneco, Inc. company guaranty 11 5/8s, 2009                                             44,550
             30,000 Transportation Manufacturing Operations, Inc.
                    company guaranty 11 1/4s, 2009                                                           15,600
             40,000 Travel Centers of America notes 12 3/4s, 2009                                            42,000
            110,000 US Air, Inc. pass-through certificates Ser. 93A3,
                    10 3/8s, 2013                                                                            69,300
             30,000 Venture Holdings Trust 144A sr. notes Ser. B,
                    9 1/2s, 2005                                                                             21,600
                                                                                                      -------------
                                                                                                          2,998,387

Utilities (5.0%)
-------------------------------------------------------------------------------------------------------------------
             60,000 AES Corp. (The) notes 8 3/4s, 2008                                                       58,500
            450,000 AES Corp. (The) sr. notes 9 3/8s, 2010                                                  450,000
             20,000 AES Corp. (The) sr. notes 8 7/8s, 2011                                                   19,600
             60,000 Azurix Corp. sr. notes Ser. B, 10 3/4s, 2010                                             42,000
            120,000 Azurix Corp. sr. notes Ser. B, 10 3/8s, 2007                                             84,000
            140,000 Calpine Canada Energy Finance company guaranty
                    8 1/2s, 2008 (Canada)                                                                   138,641
             90,000 Calpine Corp. sr. notes 10 1/2s, 2006                                                    93,600
             10,000 Calpine Corp. sr. notes 8 3/4s, 2007                                                     10,085
            370,000 Calpine Corp. sr. notes 8 1/2s, 2011                                                    366,367
             60,000 Calpine Corp. sr. notes 7 7/8s, 2008                                                     59,019
             10,000 Calpine Corp. sr. notes 7 3/4s, 2009                                                      9,514
            130,000 CMS Energy Corp. sr. notes 8.9s, 2008                                                   137,475
             60,000 CMS Energy Corp. sr. notes 8 1/2s, 2011                                                  63,547
             90,000 CMS Energy Corp. sr. notes Ser. B, 6 3/4s, 2004                                          90,176
             60,000 Edison Mission Energy sr. notes 10s, 2008                                                65,100
            295,000 Midland Funding II Corp. deb. Ser. A, 11 3/4s, 2005                                     326,128
            130,000 Mission Energy Holding Co. sec. notes 13 1/2s, 2008                                     150,150
            326,257 Northeast Utilities notes Ser. A, 8.58s, 2006                                           403,920
             70,000 Pacific Gas & Electric Co. 144A sr. notes 7 3/8s, 2005                                   71,925
            160,000 Southern California Edison Co. notes 8.95s, 2003                                        162,000
             20,000 Southern California Edison Co. notes 6 3/8s, 2006                                        18,300
            150,000 Tiverton/Rumford Power Associates, Ltd. 144A
                    pass-through certificates 9s, 2018                                                      149,942
            360,000 York Power Funding 144A notes 12s, 2007
                    (Cayman Islands)                                                                        338,400
                                                                                                      -------------
                                                                                                          3,308,389
                                                                                                      -------------
                    Total Corporate Bonds and Notes
                    (cost $66,509,627)                                                                $  53,247,255

PREFERRED STOCKS (4.5%) (a)
NUMBER OF SHARES                                                                                              VALUE
-------------------------------------------------------------------------------------------------------------------
              7,323 AmeriKing, Inc. $3.25 cum. pfd. (PIK)                                             $          73
              6,240 Chevy Chase Preferred Capital Corp. Ser. A,
                    $5.188 pfd.                                                                             357,240
             50,000 CSBI Capital Trust I 144A company guaranty Ser. A,
                    11.75% pfd.                                                                              55,500
              5,279 CSC Holdings, Inc. Ser. M, $11.125 cum. pfd. (PIK)                                      559,574
                310 Delta Financial Corp. Ser. A, $10.00 cum. pfd.                                            3,875
             66,000 Diva Systems Corp. Ser. D, zero % pfd.                                                      660
              8,200 Doane Products Co. $7.125 pfd.                                                          246,000
                  7 Dobson Communications Corp. 13.00% pfd.                                                   6,860
                322 Dobson Communications Corp. 12.25% pfd. (PIK)                                           315,335
                 80 First Republic Capital Corp. 144A 10.50% pfd.                                            76,800
                351 Granite Broadcasting Corp. 12.75% cum. pfd. (PIK)                                        70,200
                643 ICG Holdings, Inc. 14.00% pfd. (Canada)
                    (In default) (NON) (PIK)                                                                      6
                242 Intermedia Communications, Inc. Ser. B, 13.50% pfd. (PIK)                               257,730
                  1 Nextel Communications, Inc. Ser. D, 13.00%
                    cum. pfd. (PIK)                                                                             560
                 63 Nextel Communications, Inc. Ser. E, 11.125% pfd. (PIK)                                   31,350
             13,065 North Atlantic Trading Co. $3.00 pfd. (PIK)                                             156,780
                 69 Paxson Communications Corp. 13.25% cum. pfd. (PIK)                                      586,500
                100 PRIMEDIA, Inc. Ser. F, $9.20 pfd.                                                         5,000
                309 Rural Cellular Corp. 12.25% pfd. (PIK)                                                  262,812
                                                                                                      -------------
                   Total Preferred Stocks (cost $4,471,189)                                           $   2,992,855

FOREIGN GOVERNMENT BONDS AND NOTES (3.0%) (a)
PRINCIPAL AMOUNT                                                                                              VALUE
-------------------------------------------------------------------------------------------------------------------
$           160,000 Argentina (Republic of) bonds 12 1/4s, 2018                                       $      36,800
             40,000 Argentina (Republic of) bonds 12s, 2031                                                   9,000
             50,000 Argentina (Republic of) bonds 11 3/4s, 2015                                              12,000
            140,000 Argentina (Republic of) unsub. notes stepped-coupon
                    7s (15 1/2s, 12/19/04), 2008 (STP)                                                       45,010
            165,000 Brazil (Federal Republic of) bonds 12 1/4s, 2030                                        134,475
            125,000 Brazil (Federal Republic of) unsub. notes 11s, 2040                                      90,313
            100,000 Colombia (Republic of) bonds 11 3/4s, 2020                                               98,750
             40,000 Ecuador (Republic of) bonds stepped-coupon Ser.
                    REGS, 5s (6s, 8/15/02), 2030 (STP)                                                       17,360
            160,000 Philippines (Republic of) notes 10 5/8s, 2025                                           145,840
            150,000 Russia (Federation of) bonds 12 3/4s, 2028                                              157,875
            195,000 Russia (Federation of) unsub. notes 8 1/4s, 2010                                        163,313
            685,000 Russia (Federation of) unsub. stepped-coupon 5s
                    (7 1/2s, 3/31/07), 2030 (STP)                                                           364,763
             15,000 Turkey (Republic of) bonds 11 3/4s, 2010                                                 14,325
            120,000 United Mexican States bonds 11 3/8s, 2016                                               145,800
            240,000 United Mexican States bonds Ser. XW, 10 3/8s, 2009                                      272,400
            195,000 United Mexican States notes Ser. A, 9 7/8s, 2010                                        215,280
             85,000 Venezuela (Republic of) bonds 9 1/4s, 2027                                               55,590
                                                                                                      -------------
                    Total Foreign Government Bonds and Notes
                    (cost $2,084,845)                                                                 $   1,978,894

COMMON STOCKS (1.7%) (a) (NON)
NUMBER OF SHARES                                                                                              VALUE
-------------------------------------------------------------------------------------------------------------------
                100 AmeriKing, Inc.                                                                   $           1
              9,148 Arch Wireless, Inc.                                                                         166
              4,427 Aurora Foods, Inc.                                                                       23,241
              1,800 Axia Holding, Inc. 144A (PIK)                                                            21,600
             50,942 Celcaribe SA (Colombia)                                                                   6,368
                310 Delta Funding Residual Exchange Co., LLC                                                 73,625
                310 Delta Funding Residual Management, Inc.                                                       3
              8,769 Fitzgerald Gaming Corp.                                                                      88
             17,901 Focal Communications Corp.                                                                9,130
                  1 Imperial Credit Industries, Inc.                                                              1
                244 Premium Holdings (L.P.) 144A                                                              3,912
                576 PSF Holdings LLC Class A                                                                921,263
                 31 Quorum Broadcast Holdings, Inc. Class E
                    (acquired 5/15/01, cost $30,765) (RES)                                                   30,830
                 16 RCN Corp.                                                                                    54
                220 RCN Corp. 144A                                                                                2
                 35 RSL Communications, Ltd. Class A                                                              1
             12,750 Specialty Foods Acquisition Corp.                                                           128
                434 Vast Solutions, Inc. Class B1                                                             1,302
                434 Vast Solutions, Inc. Class B2                                                             1,302
                434 Vast Solutions, Inc. Class B3                                                             1,302
                                                                                                      -------------
                    Total Common Stocks (cost $2,462,492)                                             $   1,094,319

CONVERTIBLE BONDS AND NOTES (1.2%) (a)
PRINCIPAL AMOUNT                                                                                              VALUE
-------------------------------------------------------------------------------------------------------------------
$            50,000 American Tower Corp. cv. notes 5s, 2010                                           $      34,205
            170,000 DaVita, Inc. cv. sub. notes 7s, 2009                                                    168,980
            120,000 Exide Corp. 144A cv. sr. sub. notes 2.9s, 2005                                            8,400
             16,000 Hexcel Corp. cv. sub. notes 7s, 2003                                                      8,680
            520,000 Nextel Communications, Inc. cv. sr. notes 5 1/4s, 2010                                  327,600
            160,000 Solectron Corp. cv. LYON zero %, 2020                                                    80,000
             20,000 Spectrasite Holdings, Inc. cv. sr. notes 6 3/4s, 2010                                     7,832
             50,000 Telewest Finance 144A cv. company guaranty 6s, 2005
                    (United Kingdom)                                                                         36,500
            210,000 Telewest Finance Corp. cv. sub. notes 6s, 2005
                    (United Kingdom)                                                                        153,300
                                                                                                      -------------
                    Total Convertible Bonds and Notes (cost $938,136)                                 $     825,497

BRADY BONDS (1.0%) (a)
PRINCIPAL AMOUNT                                                                                              VALUE
-------------------------------------------------------------------------------------------------------------------
           $430,994 Brazil (Federal Republic of) bonds 8s, 2014                                       $     315,186
            200,000 Brazil (Federal Republic of) govt. guaranty FRB
                    3 1/4s, 2012                                                                            131,500
            183,150 Bulgaria (Government of) FRB Ser. PDI, 4.563s, 2011                                     153,168
             80,000 Peru (Republic of) FLIRB 4s, 2017                                                        54,400
                                                                                                      -------------
                    Total Brady Bonds (cost $686,912)                                                 $     654,254

UNITS (0.3%) (a)
NUMBER OF UNITS                                                                                               VALUE
-------------------------------------------------------------------------------------------------------------------
                550 Australis Media, Ltd. units 15 3/4s, 2003 (Australia)
                    (In default) (NON)                                                                $          55
            480,022 Contifinancial Corp. Liquidating Trust units
                    8 1/8s, 2031 (NON)                                                                       27,601
                 70 Mikohn Gaming Corp. 144A units 11 7/8s, 2008                                             67,200
                450 XCL, Ltd. 144A units 13 1/2s, 2004 (In default) (NON)                                   135,000
              2,950 XCL, Ltd. 144A units 9.50% cum. cv. pfd.
                    (In default) (NON) (PIK)                                                                  1,475
                                                                                                      -------------
                    Total Units (cost $1,771,379)                                                     $     231,331

WARRANTS (0.2%) (a) (NON)                                                                 EXPIRATION
NUMBER OF WARRANTS                                                                        DATE                VALUE
-------------------------------------------------------------------------------------------------------------------
                170 Bestel SA de CV (Mexico)                                              5/15/05     $      20,400
                150 Birch Telecommunications, Inc. 144A (PIK)                             6/15/08                15
             14,500 CGA Group, Ltd. 144A                                                  2/11/07               142
                370 Colo.com, Inc. 144A                                                   3/15/10                 4
                250 Comunicacion Cellular 144A (Colombia)                                 11/15/03              500
                200 Dayton Superior Corp.                                                 6/15/09             4,000
                 10 Decrane Aircraft Holdings Co.                                         9/30/08                 1
              3,286 Delta Financial Corp.                                                 12/21/10                1
              1,250 Diva Systems Corp. 144A                                               3/1/08                 13
                200 Horizon PCS, Inc.                                                     10/1/10             8,000
              6,691 ICG Communications, Inc.                                              10/15/05               67
              4,023 Imperial Credit Industries, Inc.                                      8/1/08                  4
                180 Insilco Holding Co.                                                   8/15/08             7,200
                200 iPCS Inc. 144A                                                        7/15/10            12,000
                440 Iridium World Com 144A                                                7/15/05                 1
                110 IWO Holdings, Inc.                                                    1/15/11             7,700
                210 Jostens, Inc.                                                         5/1/10              2,100
                800 KMC Telecommunications Holdings,
                    Inc. 144A                                                             4/15/08                 8
                700 Knology Holdings, Inc.                                                10/22/07               18
                106 Leap Wireless International, Inc. 144A                                4/15/10             3,233
                815 McCaw International, Ltd.                                             4/15/07                 8
                180 Mediq, Inc. 144A                                                      6/1/09                  2
                200 Orbital Imaging Corp. 144A                                            3/1/05                  1
              6,900 Pagemart, Inc. 144A                                                   12/31/03               68
                 80 Pliant Corp. 144A                                                     6/1/10                160
                300 Raintree Resort 144A                                                  12/1/04                 3
                155 Sterling Chemicals Holdings                                           8/15/08                92
                 90 Telehub Communications Corp. 144A                                     7/31/05                 1
                120 Travel Centers of America                                             5/1/09                  1
                350 Ubiquitel, Inc. 144A                                                  4/15/10            17,500
              1,045 UIH Australia/Pacific, Inc. 144A                                      5/15/06                10
              3,700 United Artists Theatre                                                3/2/08             29,600
              1,500 USN Communications Inc.                                               8/15/04                 1
                260 Veraldo Holdings, Inc. 144A                                           4/15/08                 3
                 10 Versatel Telecom NV (Netherlands)                                     5/15/08                 5
                190 XM Satellite Radio Holdings, Inc. 144A                                3/15/10               190
                                                                                                      -------------
                    Total Warrants (cost $660,688)                                                    $     113,052

CONVERTIBLE PREFERRED STOCKS (--%) (a)
NUMBER OF SHARES                                                                                              VALUE
-------------------------------------------------------------------------------------------------------------------
              1,400 LTV Corp. (The) 144A $4.125 cum. cv. pfd.
                    (In default) (NON)                                                                $       4,200
                 36 World Access, Inc. 144A Ser. D, zero % cv. pfd.                                               9
                580 XCL, Ltd. 144A Ser. A, 9.50% cum. cv. pfd.
                    (In default) (NON) (PIK)                                                                    290
                                                                                                      -------------
                    Total Convertible Preferred Stocks (cost $169,483)                                $       4,499

SHORT-TERM INVESTMENTS (6.7%) (a)
PRINCIPAL AMOUNT                                                                                              VALUE
-------------------------------------------------------------------------------------------------------------------
$         2,200,000 Interest in $1,000,000,000 joint tri-party repurchase agreement dated November 30, 2001 with
                    Credit Suisse First Boston due December 3, 2001
                    with respect to various U.S. Government
                    obligations -- maturity value of $2,200,394
                    for an effective yield of 2.15%.                                                      2,200,000
          2,215,000 Interest in $313,771,000 joint repurchase agreement dated November 30, 2001 with J.P. Morgan
                    Securities, Inc. due December 3, 2001 with respect
                    to various U.S. Government obligations -- maturity
                    value of $2,215,395 for an effective yield of 2.14%.                                  2,215,000
                                                                                                      -------------
                    Total Short-Term Investments ($4,415,000)                                         $   4,415,000
-------------------------------------------------------------------------------------------------------------------
                    Total Investments (cost $84,169,751) (b)                                          $  65,556,956
-------------------------------------------------------------------------------------------------------------------

  (a) Percentages indicated are based on net assets of $66,184,896.

  (b) The aggregate identified cost on a tax basis is $84,321,830, resulting in gross unrealized appreciation and depreciation of $2,302,808 and $21,067,682, respectively, or net unrealized depreciation of $18,764,874.

(NON) Non-income-producing security.

(STP) The interest rate and date shown parenthetically represent the new interest rate to be paid and the date the fund will begin accruing interest at this rate.

(RES) Restricted, excluding 144A securities, as to public resale. The total market value of restricted securities held at November 30, 2001 was $170,069 or 0.3% of net assets.

(PIK) Income may be received in cash or additional securities at the discretion of the issuer.

  (R) Real Estate Investment Trust.

      144A after the name of a security represents those exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.

      FLIRB represents Front Loaded Interest Reduction Bond.

      The rates shown on Floating Rate Bonds (FRB) and Floating Rate
      Notes (FRN) are the current interest rates shown at November 30, 2001, which are subject to change based on the terms of the security.

      The accompanying notes are an integral part of these financial statements.




STATEMENT OF ASSETS AND LIABILITIES
November 30, 2001 (Unaudited)
Assets
-------------------------------------------------------------------------------------------
Investments in securities, at value
(identified cost $84,169,751) (Note 1)                                         $ 65,556,956
-------------------------------------------------------------------------------------------
Cash                                                                                136,767
-------------------------------------------------------------------------------------------
Dividends and interest receivable                                                 1,557,110
-------------------------------------------------------------------------------------------
Receivable for securities sold                                                      440,077
-------------------------------------------------------------------------------------------
Total assets                                                                     67,690,910

Liabilities
-------------------------------------------------------------------------------------------
Distributions payable to shareholders                                               615,515
-------------------------------------------------------------------------------------------
Payable for securities purchased                                                    642,337
-------------------------------------------------------------------------------------------
Payable for compensation of Manager (Note 2)                                        123,154
-------------------------------------------------------------------------------------------
Payable for investor servicing and custodian fees (Note 2)                           70,323
-------------------------------------------------------------------------------------------
Payable for compensation of Trustees (Note 2)                                        17,783
-------------------------------------------------------------------------------------------
Payable for administrative services (Note 2)                                          1,014
-------------------------------------------------------------------------------------------
Other accrued expenses                                                               35,888
-------------------------------------------------------------------------------------------
Total liabilities                                                                 1,506,014
-------------------------------------------------------------------------------------------
Net assets                                                                      $66,184,896

Represented by
-------------------------------------------------------------------------------------------
Paid-in capital (Note 1)                                                       $106,139,330
-------------------------------------------------------------------------------------------
Distributions in excess of net investment income (Note 1)                        (1,373,528)
-------------------------------------------------------------------------------------------
Accumulated net realized loss on investments
and foreign currency transactions (Note 1)                                      (19,968,111)
-------------------------------------------------------------------------------------------
Net unrealized depreciation of investments                                      (18,612,795)
-------------------------------------------------------------------------------------------
Total -- Representing net assets applicable to
capital shares outstanding                                                      $66,184,896

Computation of net asset value
-------------------------------------------------------------------------------------------
Net asset value per share ($66,184,896 divided by 7,507,107 shares)                   $8.82
-------------------------------------------------------------------------------------------

The accompanying notes are an integral part of these financial statements.




STATEMENT OF OPERATIONS
Six months ended November 30, 2001 (Unaudited)
Investment income:
-------------------------------------------------------------------------------------------
Interest                                                                        $ 3,840,000
-------------------------------------------------------------------------------------------
Dividends                                                                           135,273
-------------------------------------------------------------------------------------------
Securities lending                                                                       40
-------------------------------------------------------------------------------------------
Total investment income                                                           3,975,313

Expenses:
-------------------------------------------------------------------------------------------
Compensation of Manager (Note 2)                                                    257,907
-------------------------------------------------------------------------------------------
Investor servicing and custodian fees (Note 2)                                       78,528
-------------------------------------------------------------------------------------------
Compensation of Trustees (Note 2)                                                     4,612
-------------------------------------------------------------------------------------------
Administrative services (Note 2)                                                      3,016
-------------------------------------------------------------------------------------------
Other                                                                                67,389
-------------------------------------------------------------------------------------------
Total expenses                                                                      411,452
-------------------------------------------------------------------------------------------
Expense reduction (Note 2)                                                           (1,468)
-------------------------------------------------------------------------------------------
Net expenses                                                                        409,984
-------------------------------------------------------------------------------------------
Net investment income                                                             3,565,329
-------------------------------------------------------------------------------------------
Net realized loss on investments (Notes 1 and 3)                                 (4,299,640)
-------------------------------------------------------------------------------------------
Net realized loss on foreign currency transactions (Note 1)                            (147)
-------------------------------------------------------------------------------------------
Net unrealized appreciation of assets and liabilities
in foreign currencies during the period                                                   7
-------------------------------------------------------------------------------------------
Net unrealized depreciation of investments during the period                       (336,072)
-------------------------------------------------------------------------------------------
Net loss on investments                                                          (4,635,852)
-------------------------------------------------------------------------------------------
Net decrease in net assets resulting from operations                            $(1,070,523)
-------------------------------------------------------------------------------------------

The accompanying notes are an integral part of these financial statements.




STATEMENT OF CHANGES IN NET ASSETS

                                                                 Six months ended       Year ended
                                                                      November 30           May 31
                                                                            2001*             2001
--------------------------------------------------------------------------------------------------
Decrease in net assets
--------------------------------------------------------------------------------------------------
Operations:
--------------------------------------------------------------------------------------------------
Net investment income                                                 $ 3,565,329      $ 8,694,566
--------------------------------------------------------------------------------------------------
Net realized loss on investments
and foreign currency transactions                                      (4,299,787)      (6,814,174)
--------------------------------------------------------------------------------------------------
Net unrealized depreciation of investments
and assets and liabilities in foreign currencies                         (336,065)      (3,799,510)
--------------------------------------------------------------------------------------------------
Net decrease in net assets resulting from operations                   (1,070,523)      (1,919,118)
--------------------------------------------------------------------------------------------------
Distributions to shareholders (Note 1):
--------------------------------------------------------------------------------------------------
  From net investment income                                           (3,955,817)      (8,694,566)
--------------------------------------------------------------------------------------------------
  In excess of net investment income                                           --          (72,836)
--------------------------------------------------------------------------------------------------
Total decrease in net assets                                           (5,026,340)     (10,686,520)

Net assets
--------------------------------------------------------------------------------------------------
Beginning of period                                                    71,211,236       81,897,756
--------------------------------------------------------------------------------------------------
End of period (including distributions
in excess of net investment income
of $1,373,528 and $983,040, respectively)                             $66,184,896      $71,211,236
--------------------------------------------------------------------------------------------------

Number of fund shares
--------------------------------------------------------------------------------------------------
Shares outstanding at beginning and end of period                       7,507,107        7,507,107
--------------------------------------------------------------------------------------------------

* Unaudited

  The accompanying notes are an integral part of these financial statements.




FINANCIAL HIGHLIGHTS
(For a common share outstanding throughout the period)
------------------------------------------------------------------------------------------------------------------
                                     Six months
                                       ended
Per-share                             Nov. 30
operating performance               (Unaudited)                         Year ended May 31
------------------------------------------------------------------------------------------------------------------
                                        2001         2001         2000         1999         1998         1997
------------------------------------------------------------------------------------------------------------------
Net asset value,
beginning of period                    $9.49       $10.91       $12.30       $14.83       $14.08       $13.78
------------------------------------------------------------------------------------------------------------------
Investment operations:
------------------------------------------------------------------------------------------------------------------
Net investment income (a)                .47         1.16         1.16         1.24         1.44         1.34
------------------------------------------------------------------------------------------------------------------
Net realized and unrealized
gain (loss) on investments              (.61)       (1.41)       (1.27)       (2.23)         .69          .29
------------------------------------------------------------------------------------------------------------------
Total from
investment operations                   (.14)        (.25)        (.11)        (.99)        2.13         1.63
------------------------------------------------------------------------------------------------------------------
Less distributions:
------------------------------------------------------------------------------------------------------------------
From net
investment income                       (.53)       (1.16)       (1.18)       (1.38)       (1.38)       (1.33)
------------------------------------------------------------------------------------------------------------------
In excess of net
investment income                         --         (.01)        (.03)          --           --           --
------------------------------------------------------------------------------------------------------------------
From net realized
gain on investments                       --           --           --         (.16)          --           --
------------------------------------------------------------------------------------------------------------------
From return of capital                    --           --         (.07)          --           --           --
------------------------------------------------------------------------------------------------------------------
Total distributions                     (.53)       (1.17)       (1.28)       (1.54)       (1.38)       (1.33)
------------------------------------------------------------------------------------------------------------------
Net asset value,
end of period                          $8.82        $9.49       $10.91       $12.30       $14.83       $14.08
------------------------------------------------------------------------------------------------------------------
Market value,
end of period                         $9.540      $10.800      $10.188      $13.500      $15.375      $14.375
------------------------------------------------------------------------------------------------------------------
Total return at
market value (%)(b)                    (6.82)*      18.34       (15.61)       (2.06)       16.96        14.88
------------------------------------------------------------------------------------------------------------------

Ratios and supplemental data
------------------------------------------------------------------------------------------------------------------
Net assets, end of period
(in thousands)                       $66,185      $71,211      $81,898      $92,368     $111,333     $105,690
------------------------------------------------------------------------------------------------------------------
Ratio of expenses to
average net assets (%)(c)                .61*        1.14         1.08         1.11         1.05         1.06
------------------------------------------------------------------------------------------------------------------
Ratio of net investment income
to average net assets (%)               5.26*       11.41         9.92         9.50         9.75         9.70
------------------------------------------------------------------------------------------------------------------
Portfolio turnover (%)                 32.86*       97.63        97.22        47.56        85.45        62.57
------------------------------------------------------------------------------------------------------------------

  * Not annualized.

(a) Per share net investment income has been determined on the basis of the weighted number of shares outstanding during the period.

(b) Total return assumes dividend reinvestment.

(c) Includes amounts paid through expense offset arrangements (Note 2).



NOTES TO FINANCIAL STATEMENTS
November 30, 2001(Unaudited)

Note 1
Significant accounting policies

Putnam Managed High Yield Trust (the "fund") is registered under the Investment Company Act of 1940, as amended, as a non-diversified, closed-end management investment company. The fund's investment objective is to seek high current income. The fund intends to achieve its objective by investing in high yielding income securities.

The following is a summary of significant accounting policies consistently followed by the fund in the preparation of its financial statements. The preparation of financial statements is in conformity with accounting principles generally accepted in the United States of America and requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities in the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.

A) Security valuation Investments for which market quotations are readily available are stated at market value, which is determined using the last reported sales price on its principal exchange, or if no sales are reported -- as in the case of some securities traded over-the-counter -- the last reported bid price. Securities quoted in foreign currencies are translated into U.S. dollars at the current exchange rate. Short-term investments having remaining maturities of 60 days or less are stated at amortized cost, which approximates market value. Other investments, including restricted securities, are stated at fair value following procedures approved by the Trustees. Market quotations are not considered to be readily available for certain debt obligations; such investments are stated at fair value on the basis of valuations furnished by an independent pricing service or dealers, approved by the Trustees, which determine valuations for normal institutional-size trading units of such securities using methods based on market transactions for comparable securities and variable relationships, generally recognized by institutional traders, between securities.

B) Joint trading account The fund may transfer uninvested cash balances, including cash collateral received under security lending arrangements, into a joint trading account along with the cash of other registered investment companies and certain other accounts managed by Putnam Investment Management, LLC ("Putnam Management"), the fund's manager, a wholly-owned subsidiary of Putnam Investments, LLC. These balances may be invested in one or more repurchase agreements and/or short-term money market instruments.

C) Repurchase agreements The fund, or any joint trading account, through its custodian, receives delivery of the underlying securities, the market value of which at the time of purchase is required to be in an amount at least equal to the resale price, including accrued interest. Collateral for certain tri-party repurchase agreements is held at the counterparty's custodian in a segregated account for the benefit of the fund and the counterparty. Putnam Management is responsible for determining that the value of these underlying securities is at all times at least equal to the resale price, including accrued interest.

D) Security transactions and related investment income Security transactions are accounted for on the trade date (date the order to buy or sell is executed). Gains or losses on securities sold are determined on the identified cost basis.

Interest income is recorded on the accrual basis. Dividend income is recorded on the ex-dividend date except that certain dividends from foreign securities are recorded as soon as the fund is informed of the ex-dividend date.

Non-cash dividends, if any, are recorded at the fair market value of the securities received.

All premiums/discounts are amortized/ accreted on a yield-to-maturity basis. The premium in excess of the call price, if any, is amortized to the call date; thereafter, the remaining excess premium is amortized to maturity.

E) Foreign currency translation The accounting records of the fund are maintained in U.S. dollars. The market value of foreign securities, currency holdings, and other assets and liabilities are recorded in the books and records of the fund after translation to U.S. dollars based on the exchange rates on that day. The cost of each security is determined using historical exchange rates. Income and withholding taxes are translated at prevailing exchange rates when accrued or incurred. The fund does not isolate that portion of realized or unrealized gains or losses resulting from changes in the foreign exchange rate on investments from fluctuations arising from changes in the market prices of the securities. Such gains and losses are included with the net realized and unrealized gain or loss on investments. Net realized gains and losses on foreign currency transactions represent net realized exchange gains or losses on closed forward currency contracts, disposition of foreign currencies and the difference between the amount of investment income and foreign withholding taxes recorded on the fund's books and the U.S. dollar equivalent amounts actually received or paid. Net unrealized appreciation and depreciation of assets and liabilities in foreign currencies arise from changes in the value of open forward currency contracts and assets and liabilities other than investments at the period end, resulting from changes in the exchange rate. Investments in foreign securities involve certain risks, including those related to economic instability, unfavorable political developments, and currency fluctuations, not present with domestic investments.

F) Security lending The fund may lend securities, through its agent Citibank N.A., to qualified borrowers in order to earn additional income. The loans are collateralized by cash and/or securities in an amount at least equal to the market value of the securities loaned. The market value of securities loaned is determined daily and any additional required collateral is allocated to the fund on the next business day. The risk of borrower default will be borne by Citibank N.A., the fund will bear the risk of loss with respect to the investment of the cash collateral. Income from securities lending is included in investment income on the Statement of operations. At November 30, 2001, the fund had no securities out on loan.

G) Federal taxes It is the policy of the fund to distribute all of its taxable income within the prescribed time and otherwise comply with the provisions of the Internal Revenue Code applicable to regulated investment companies. It is also the intention of the fund to distribute an amount sufficient to avoid imposition of any excise tax under Section 4982 of the Internal Revenue Code of 1986, as amended. Therefore, no provision has been made for federal taxes on income, capital gains or unrealized appreciation on securities held nor for excise tax on income and capital gains.

At May 31, 2001, the fund had a capital loss carryover of approximately $10,530,000 available to offset future capital gains, if any. The amount of the carryover and the expiration dates are:

Loss Carryover    Expiration
--------------    ------------------
    $2,584,000    May 31, 2007
     4,168,000    May 31, 2008
     3,778,000    May 31, 2009

H) Distributions to shareholders Distributions to shareholders from net investment income are recorded by the fund on the ex-dividend date. Distributions from capital gains, if any, are recorded on the ex-dividend date and paid at least annually. The amount and character of income and gains to be distributed are determined in accordance with income tax regulations, which may differ from generally accepted accounting principles. Reclassifications are made to the fund's capital accounts to reflect income and gains available for distribution (or available capital loss carryovers) under income tax regulations.

Note 2
Management fee, administrative
services, and other transactions

Compensation of Putnam Management, for management and investment advisory services is paid quarterly based on the average net assets of the fund. Such fee is based on the following annual rates: 0.75% of the first $500 million of the average weekly net assets, 0.65% of the next $500 million, 0.60% of the next $500 million and 0.55% thereafter.

The fund reimburses Putnam Management an allocated amount for the compensation and related expenses of certain officers of the fund and their staff who provide administrative services to the fund. The aggregate amount of all such reimbursements is determined annually by the Trustees.

Custodial functions for the fund's assets are provided by Putnam
Fiduciary Trust Company (PFTC), a subsidiary of Putnam Investments, LLC. Investor servicing agent functions are provided by Putnam Investor Services, a division of PFTC.

The fund has entered into an arrangement with PFTC whereby credits realized as a result of uninvested cash balances are used to reduce a portion of the fund's expenses. For the six months ended November 30, 2001, the fund's expenses were reduced by $1,468 under these arrangements.

Each independent Trustee of the fund receives an annual Trustee fee, of which $464 has been allocated to the fund, and an additional fee for each Trustees meeting attended. Trustees receive additional fees for attendance at certain committee meetings.

The fund has adopted a Trustee Fee Deferral Plan (the "Deferral Plan") which allows the Trustees to defer the receipt of all or a portion of Trustees Fees payable on or after July 1, 1995. The deferred fees remain invested in certain Putnam funds until distribution in accordance with the Deferral Plan.

The fund has adopted an unfunded noncontributory defined benefit pension plan (the "Pension Plan") covering all Trustees of the fund who have served as a Trustee for at least five years. Benefits under the Pension Plan are equal to 50% of the Trustee's average total retainer and meeting fees for the three years preceding retirement. Pension expense for the fund is included in Compensation of Trustees in the Statement of operations. Accrued pension liability is included in Payable for compensation of Trustees in the Statement of assets and liabilities.

Note 3
Purchases and sales of securities

During the six months ended November 30, 2001, cost of purchases and proceeds from sales of investment securities other than short-term investments aggregated $20,933,876 and $24,659,587, respectively. There were no purchases and sales of U.S. government obligations.

Note 4
New accounting pronouncement

As required, effective January 1, 2001, the fund has adopted the provisions of the AICPA Audit and Accounting Guide, Audits of Investment Companies. This Guide requires that the fund amortize premium and accrete discount on all fixed-income securities, and classify as interest income gains and losses realized on paydowns on mortgage-backed securities. Prior to January 1, 2001, the fund did not amortize premium and accrete discounts for certain fixed income securities and characterized as realized gains and losses paydowns on mortgage backed securities. Adopting these accounting principles did not affect the fund's net asset value, but did change the classification of certain amounts between interest income and realized and unrealized gain/loss in the Statement of operations. The adoption of this principle was not material to the financial statements.


AMENDMENT TO BYLAWS
(Unaudited)

On March 9, 2001, the Trustees amended the fund's Bylaws to require advance notice of shareholder Trustee nominations and shareholder proposals fixing the number of Trustees. Shareholders wishing to propose one or more nominees for election as Trustees or wishing to make a proposal fixing the number of Trustees at an annual meeting of shareholders must provide written notice to the fund (including all required information) so that such notice is received in good order by the fund not less than sixty (60) nor more than ninety (90) days prior to the anniversary date of the immediately preceding annual meeting. An exception applies in the case of the annual meeting to be held in calendar year 2001, to the effect that the notice described above to be timely must be received in good order by the fund not less than thirty
(30) days prior to that anniversary date. A further exception to the notice deadline applies in the event the date of the annual meeting is substantially advanced or delayed from that anniversary date. Copies of these amendments to the Bylaws have been filed with the Securities and Exchange Commission and are available from its public reference facilities.


RESULTS OF OCTOBER 11, 2001 SHAREHOLDER MEETING
(Unaudited)

An annual meeting of shareholders of the fund was held on October 11, 2001. At the meeting, each of the nominees for Trustees was elected, as follows:
                                      Common Shares
                                                   Votes
                                Votes for         withheld

Jameson Adkins Baxter           6,770,389         137,972
Charles B. Curtis               6,766,389         141,972
John A. Hill                    6,766,889         141,472
Ronald J. Jackson               6,764,239         144,122
Paul L. Joskow                  6,765,889         142,472
Elizabeth T. Kennan             6,770,137         138,224
Lawrence J. Lasser              6,756,845         151,516
John H. Mullin III              6,768,789         139,572
Robert E. Patterson             6,762,445         145,916
George Putnam, III              6,738,159         170,202
A.J.C. Smith                    6,769,359         139,002
W. Thomas Stephens              6,768,489         139,872
W. Nicholas Thorndike           6,769,559         138,802

All tabulations are rounded to nearest whole number.


FUND INFORMATION

WEB SITE

www.putnaminvestments.com

INVESTMENT MANAGER

Putnam Investment Management, LLC
One Post Office Square
Boston, MA 02109

MARKETING SERVICES

Putnam Retail Management
One Post Office Square
Boston, MA 02109

CUSTODIAN

Putnam Fiduciary Trust Company

LEGAL COUNSEL

Ropes & Gray

TRUSTEES

John A. Hill, Chairman
Jameson Adkins Baxter
Charles B. Curtis
Ronald J. Jackson
Paul L. Joskow
Elizabeth T. Kennan
Lawrence J. Lasser
John H. Mullin III
Robert E. Patterson
George Putnam, III
A.J.C. Smith
W. Thomas Stephens
W. Nicholas Thorndike

OFFICERS

George Putnam, III
President

Charles E. Porter
Executive Vice President and Treasurer

Patricia C. Flaherty
Senior Vice President

Lawrence J. Lasser
Vice President

Gordon H. Silver
Vice President

Ian C. Ferguson
Vice President

Brett C. Browchuk
Vice President

Stephen Oristaglio
Vice President

Rosemary H. Thomsen
Vice President and Fund Manager

Richard A. Monaghan
Vice President

Richard G. Leibovitch
Vice President

John R. Verani
Vice President


Call 1-800-225-1581 weekdays from 9 a.m. to 5 p.m. Eastern Time, or visit our Web site (www.putnaminvestments.com) any time for up-to-date information about the fund's NAV.


[LOGO OMITTED]

PUTNAM INVESTMENTS

The Putnam Funds
One Post Office Square
Boston, Massachusetts 02109

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PRSRT STD
U.S. POSTAGE PAID
PUTNAM
INVESTMENTS
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For account balances, economic forecasts, and the latest on Putnam funds, visit
www.putnaminvestments.com


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